           As filed with the Securities and Exchange Commission on March 1, 1999
                                                 Securities Act File No. 2-91373
                                Investment Company Act of 1940 File No. 811-4038



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


                      Post-Effective Amendment No. 29 / X /


                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /


                             Amendment No. 30 / X /



                              St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (248) 647-9200

                                Cynthia Surprise
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, AFB
                             North Quincy, MA 02171

                     (Name and Address of Agent for Service)

                                   Copies to:


       Lisa Anne Rosen, Esq.                                Jane Kanter, Esq.
   Munder Capital Management                            Dechert Price & Rhoads
       480 Pierce Street                                 1775 Eye Street, NW
   Birmingham, Michigan 48009                            Washington, D.C. 20006



/X/ It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 495(A)


                      PROSPECTUS FOR ST. CLAIR FUNDS, INC.
                 MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND,
               MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND,
                MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND AND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND


                                     PART A

ITEM                                                         HEADING
----                                                         -------
1.  Cover Page                                               Cover Page


2.  Synopsis                                                 Risk/Return Summary


3.  Condensed Financial Information                          Financial Highlights

4.  General Description of Registrant                        Cover Page; Risk/Return Summary; More About Munder
                                                             Institutional Funds; Management

5.  Management of Fund                                       Management; Distributions; Federal Tax Considerations

6.  Capital Stock and Other Securities                       Management; Your Investment; Pricing of Fund Shares;
                                                             Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered                     Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                                 Your Investment

9.  Pending Legal Proceedings                                Not Applicable


                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 495(A)


                      PROSPECTUS FOR ST. CLAIR FUNDS, INC.
               MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND


                                     PART A


ITEM                                                         HEADING
----                                                         -------


1.  Cover Page                                               Cover Page

2.  Synopsis                                                 Risk/Return Summary

3.  Condensed Financial Information                          Not Applicable

4.  General Description of Registrant                        Cover Page; Risk/Return Summary; More About the Fund;
                                                             Management

5.  Management of Fund                                       Management; Distributions; Federal Tax Considerations

6.  Capital Stock and Other Securities                       Management; Your Investment; Pricing of Fund Shares;
                                                             Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered                     Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                                 Your Investment

9.  Pending Legal Proceedings                                Not Applicable



                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 495(A)

                      PROSPECTUS FOR ST. CLAIR FUNDS, INC.
                        LIQUIDITY PLUS MONEY MARKET FUND

                                     PART A


ITEM                                                         HEADING
----                                                         -------
1.  Cover Page                                               Cover Page

2.  Synopsis                                                 Risk/Return Summary

3.  Condensed Financial Information                          Financial Highlights

4.  General Description of Registrant                        Cover Page; Risk/Return Summary; More About the Fund;
                                                             Management

5.  Management of Fund                                       Management; Distributions; Federal Tax Considerations

6.  Capital Stock and Other Securities                       Management; Your Investment; Pricing of Fund Shares;
                                                             Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered                     Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                                 Your Investment

9.  Pending Legal Proceedings                                Not Applicable



                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 495(A)

                      PROSPECTUS FOR ST. CLAIR FUNDS, INC.
            MUNDER S&P 500 INDEX EQUITY FUND, MUNDER S&P MIDCAP INDEX
           EQUITY FUND, MUNDER S&P SMALLCAP INDEX EQUITY FUND, MUNDER
            FOREIGN EQUITY FUND AND MUNDER AGGREGATE BOND INDEX FUND

                                     PART A


ITEM                                              HEADING
----                                              -------
1.  Cover Page                                    Cover Page

2.  Synopsis                                      Risk/Return Summary

3.  Condensed Financial Information               Not Applicable

4.  General Description of Registrant             Cover Page; Risk/Return Summary; More About the Funds;
                                                  Management

5.  Management of Fund                            Management; Distributions; Federal Tax Considerations

6.  Capital Stock and Other Securities            Management; Your Investment; Pricing of Fund Shares;
                                                  Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered          Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                      Your Investment

9.  Pending Legal Proceedings                     Not Applicable

                              ST. CLAIR FUNDS, INC.


          STATEMENT OF ADDITIONAL INFORMATION FOR ST. CLAIR FUNDS, INC.
                 MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND,
               MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND,
                MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND AND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND


                                     PART B

ITEM                                                         HEADING
----                                                         -------
10.  Cover Page                                              Cover Page

11.  Table of Contents                                       Table of Contents


12.  General Information and History                         See Prospectus -- "Management"; General; Directors and
                                                             Officers


13.  Investment Objectives and Policies                      Fund Investments; Investment Limitations;
                                                             Portfolio Transactions


14.  Management of Fund                                      See Prospectus -- "Management"; Directors and Officers;
                                                             Miscellaneous

15.  Control Persons and Principal Holders                   Miscellaneous
      of Securities

16.  Investment Advisory and Other Services                  Investment Advisory and Other Service Arrangements; See
                                                             Prospectus -- "Management"

17.  Brokerage Allocation and Other Practices                Portfolio Transactions


18.  Capital Stock and Other Securities                      Additional Information Concerning Shares


19.  Purchase, Redemption and Pricing of Securities Being    Additional Purchase and Redemption Information; Net
      Offered                                                Asset Value; Additional Information Concerning Shares

20.  Tax Status                                              Taxes

21.  Underwriters                                            Investment Advisory and Other Service Arrangements

22.  Calculation of Performance Data                         Performance Information


23.  Financial Statements                                    Financial Statements


                              ST. CLAIR FUNDS, INC.


          STATEMENT OF ADDITIONAL INFORMATION FOR ST. CLAIR FUNDS, INC.
               MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND


                                     PART B

ITEM                                                         HEADING
----                                                         -------

10.  Cover Page                                              Cover Page

11.  Table of Contents                                       Table of Contents

12.  General Information and History                         See Prospectus -- "Management"; General; Directors and
                                                             Officers

13.  Investment Objectives and Policies                      Fund Investments; Investment Limitations;
                                                             Portfolio Transactions

14.  Management of Fund                                      See Prospectus -- "Management"; Directors and Officers;
                                                             Miscellaneous

15.  Control Persons and Principal Holders                   Miscellaneous
      of Securities

16.  Investment Advisory and Other Services                  Investment Advisory and Other Service Arrangements; See
                                                             Prospectus -- "Management"

17.  Brokerage Allocation and Other Practices                Portfolio Transactions

18.  Capital Stock and Other Securities                      Additional Information Concerning Shares

19.  Purchase, Redemption and Pricing of Securities Being    Additional Purchase and Redemption Information; Net
      Offered                                                Asset Value; Additional Information Concerning Shares

20.  Tax Status                                              Taxes

21.  Underwriters                                            Investment Advisory and Other Service Arrangements

22.  Calculation of Performance Data                         Performance Information

23.  Financial Statements                                    Not Applicable



                              ST. CLAIR FUNDS, INC.

          STATEMENT OF ADDITIONAL INFORMATION FOR ST. CLAIR FUNDS, INC.
                        LIQUIDITY PLUS MONEY MARKET FUND

                                     PART B

ITEM                                                         HEADING
----                                                         -------
10.  Cover Page                                              Cover Page

11.  Table of Contents                                       Table of Contents


12.  General Information and History                         See Prospectus -- "Management"; General; Directors and
                                                             Officers


13.  Investment Objectives and Policies                      Fund Investments; Additional Investment Limitations;
                                                             Portfolio Transactions


14.  Management of Fund                                      Directors and Officers; Miscellaneous

15.  Control Persons and Principal Holders                   Miscellaneous
      of Securities

16.  Investment Advisory and Other Services                  Investment Advisory and Other Service Arrangements; See
                                                             Prospectus -- "Management"


17.  Brokerage Allocation and Other Practices                Portfolio Transactions


18.  Capital Stock and Other Securities                      Additional Information Concerning Shares


19.  Purchase, Redemption and Pricing of Securities Being    Additional Purchase and Redemption Information; Net
      Offered                                                Asset Value; Additional Information Concerning Shares

20.  Tax Status                                              Taxes

21.  Underwriters                                            Investment Advisory and Other Service Arrangements


22.  Calculation of Performance Data                         Yield

23.  Financial Statements                                    Financial Statements



                              ST. CLAIR FUNDS, INC.

          STATEMENT OF ADDITIONAL INFORMATION FOR ST. CLAIR FUNDS, INC.
            MUNDER S&P 500 INDEX EQUITY FUND, MUNDER S&P MIDCAP INDEX
           EQUITY FUND, MUNDER S&P SMALLCAP INDEX EQUITY FUND, MUNDER
            FOREIGN EQUITY FUND AND MUNDER AGGREGATE BOND INDEX FUND

                                     PART B

ITEM                                                         HEADING
----                                                         -------
10.  Cover Page                                              Cover Page

11.  Table of Contents                                       Table of Contents


12.  General Information and History                         See Prospectus -- "Management"; General; Directors and
                                                             Officers


13.  Investment Objectives and Policies                      Fund Investments; Investment Limitations; Risk Factors
                                                             and Special Considerations- Index Funds; Portfolio
                                                             Transactions


14.  Management of Fund                                      Directors and Officers; Miscellaneous

15.  Control Persons and Principal Holders                   Miscellaneous; Control Persons and Principal Holders of
      of Securities                                          Securities

16.  Investment Advisory and Other Services                  Investment Advisory and Other Service Arrangements; See
                                                             Prospectus -- "Management"


17.  Brokerage Allocation and Other Practices                Portfolio Transactions


18.  Capital Stock and Other Securities                      Additional Information Concerning Shares


19.  Purchase, Redemption and Pricing of Securities Being    Additional Purchase and Redemption Information; Net
      Offered                                                Asset Value; Additional Information Concerning Shares

20.  Tax Status                                              Taxes

21.  Underwriters                                            Investment Advisory and Other Service Arrangements

22.  Calculation of Performance Data                         Performance Information

23.  Financial Statements                                    Not Applicable




                              ST. CLAIR FUNDS, INC.


         The purposes of this filing are (i) to rewrite and streamline the Prospectus for Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund; the Prospectus for the Munder Institutional S&P SmallCap Index Equity Fund; the Prospectus for Liquidity Plus Money Market Fund and the Prospectus for the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund, Munder Aggregate Bond Index Fund; (ii) to separate the Prospectus for the Munder Institutional S&P SmallCap Index Equity Fund into its own Prospectus and Statement of Additional Information and
(iii) to conform the Prospectuses for all the Funds to the requirements of amended Form N-1A.

                                                                      PROSPECTUS



                                                                  APRIL 30, 1999


                                                  THE MUNDER INSTITUTIONAL FUNDS

                                         INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                                      INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                                          INSTITUTIONAL SHORT TERM TREASURY FUND
                                                 INSTITUTIONAL MONEY MARKET FUND


























                                    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
                                 EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE
                                   INFORMATION IN THIS PROSPECTUS IS ACCURATE OR
                              COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE
                                   SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE
                                                                      OTHERWISE.

TABLE OF CONTENTS
3        RISK/RETURN SUMMARY

         INDEX FUNDS
3        GOALS AND MAIN INVESTMENT STRATEGIES
3        PRINCIPAL RISKS
4        WHO MAY WANT TO INVEST
5        PERFORMANCE

         SHORT TERM TREASURY FUND
6        GOAL AND MAIN INVESTMENT STRATEGIES
6        PRINCIPAL RISKS
6        WHO MAY WANT TO INVEST
6        PERFORMANCE

         MONEY MARKET FUND
7        GOAL AND MAIN INVESTMENT STRATEGIES
7        PRINCIPAL RISKS
7        WHO MAY WANT TO INVEST
7        PERFORMANCE

8        EXPENSES

9        MORE ABOUT MUNDER INSTITUTIONAL FUNDS

12       YOUR INVESTMENT
12       HOW TO REACH THE FUNDS
12       PURCHASING SHARES
12       REDEEMING SHARES

14       PRICING OF FUND SHARES

14       DISTRIBUTIONS

15       FEDERAL TAX CONSIDERATIONS
15       TAXES ON DISTRIBUTIONS
15       TAXES ON SALES
15       OTHER CONSIDERATIONS

16       MANAGEMENT
16       INVESTMENT ADVISOR

17       FINANCIAL HIGHLIGHTS

18       APPENDIX

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Munder Institutional Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About Munder Institutional Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

INDEX FUNDS

GOALS AND MAIN INVESTMENT STRATEGIES

S&P 500 INDEX EQUITY FUND

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Index Funds may also purchase foreign securities, enter into derivative contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

MIDCAP INDEX EQUITY FUND

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

PRINCIPAL RISKS

The Index Funds are subject to the following principal investment risks:

o    The stock market may go down.

o An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Fund.

o The MidCap Index Equity Fund invests in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.

o The share price of each Index Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

o    None of the Index Funds can be certain it will achieve its investment goal.

o The Index Funds will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. As a result, the Index Funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

--------------------------------------------------------------------------------
MANAGEMENT APPROACH
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o The advisor manages the Index Funds through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the particular index through statistical procedures.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o The advisor selects stocks based primarily on market capitalization and industry weightings.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o The advisor attempts to track the performance of the particular index within a 0.95 correlation.
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST

The Index Funds may be appropriate for investors:

o Looking to invest over the long term and willing to ride out market swings in search of potentially higher returns.

o Looking for an investment that has more return and risk potential than fixed income investments.

o Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

None of the Index Funds alone provides a balanced investment program.

PERFORMANCE

The chart and table below give some indication of the variability of the S&P 500 Index Equity Fund's returns by showing calendar year to year changes in the S&P 500 Index Equity Fund's performance and the risk of an investment in the S&P 500 Index Equity Fund by comparing the Fund's performance with a broad measure of market performance. The MidCap Index Equity Fund began operations in 1998 and does not have a full calendar year of investment returns at the date of this Prospectus. Consequently, no performance information for that Fund is provided.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

S&P 500 INDEX EQUITY FUND

Total Return
(per calendar year)


[Bar Chart]




HIGHEST AND LOWEST RETURN
(1998)
--------------------------------------------------------------------------------
                                                                Quarter Ending
Highest                                  %                      [Date]
Lowest                                   %                      [Date]


AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 1998)
                                         1 Year                 Life of Fund
                                                                (SINCE 10/14/97)
----------------------------------------
S&P 500 Index Equity Fund                %                      %
S&P 500 Composite Index                  %                      %

SHORT TERM TREASURY FUND
--------------------------------------------------------------------------------

GOAL AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide investors with a high level of current income consistent with the preservation of capital.

The Fund invests in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.

The Fund may also invest in repurchase agreements and engage in short-term trading and securities lending, which are described below under "More About Munder Institutional Funds."

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

o In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise.

o Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest.

o Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

o The share price of the Fund will change daily based on economic and market conditions, interest rates and other factors.

o The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

o    The Fund cannot be certain it will achieve its investment goal.


WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who desire a high level of income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

PERFORMANCE

The Fund had not commenced operations as of the date of this Prospectus and, therefore, has no performance information to report.

MONEY MARKET FUND
--------------------------------------------------------------------------------

GOAL AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About Munder Institutional Funds."

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

o The rate of income will vary from day to day, depending on short-term interest rates.

o The Fund may invest more than 25% of its assets in the banking industry. Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

o Variable rate securities exhibit greater price variation than fixed-rate securities.

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

o    The Fund cannot be certain it will achieve its goal.


WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provided a balanced investment program.

PERFORMANCE

The Fund does not have a full calendar year of investment returns at the date of the Prospectus and, therefore, no performance information has been provided.

EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Munder Institutional Funds.

SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchase........................  None
Sales Charge (Load) Imposed on Reinvested Dividends....................  None
Maximum Deferred Sales Charge (Load)...................................  None
Redemption Fees........................................................  None
Exchange Fees..........................................................  None

----------
(1) Does not include fees that institutions may charge for services they provide to you.

ANNUAL FUND OPERATING EXPENSES (1)
(EXPENSES THAT ARE PAID FROM FUND     S&P 500 INDEX       MIDCAP INDEX           SHORT TERM              MONEY
ASSETS)                                   EQUITY            EQUITY                 TREASURY               MARKET
AS A % OF NET ASSETS                       FUND              FUND                   FUND                  FUND
                                      ---------------    ----------------      ---------------    ---------------------
Management Fees................           .07%               .15%                  .20%                  .20%
Other Expenses.................              %                  %                     %                     %
Total Operating Expenses.......              %                  %                     %                     %

----------
(1) The advisor has voluntarily agreed to reimburse the Funds' operating expenses to keep the Funds' other expenses at a specified level. The advisor may eliminate all or part of the reimbursement at any time. Because of the expense reimbursement, the actual expenses for the S&P 500 Index Equity Fund and MidCap Index Equity Fund for the last fiscal year were:

                                                  S&P 500                    MIDCAP
                                             INDEX EQUITY FUND          INDEX EQUITY FUND
                                          ------------------------     --------------------
     Management Fees.............                  .07%                       .15%
     Other Expenses..............                     %                          %
     Total Operating Expenses....                     %                          %




Because of the expense reimbursement, it is estimated that the expenses for the Short Term Treasury Fund and Money Market Fund for the current fiscal year will be:

                                                 SHORT TERM            MONEY MARKET FUND
                                                TREASURY FUND
                                            ----------------------    ---------------------
     Management Fees.............                   .20%                      .20%
     Other Expenses..............                      %                         %
     Total Operating Expenses....                      %                         %


EXAMPLE
This example is intended to help you compare the cost of investing in the Munder Institutional Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR           3 YEARS          5 YEARS        10 YEARS
                                                ------           -------          -------        --------
S&P 500 Index Equity Fund...............
MidCap Index Equity Fund................
Short Term Treasury Fund................                                             -              -
Money Market Fund.......................                                             -              -

MORE ABOUT MUNDER INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------

INDEX FUNDS

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary-Index Funds. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

EQUITY SECURITIES The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Funds may be listed or unlisted.

FOREIGN SECURITIES Each Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

DERIVATIVE CONTRACTS Each Fund may, but is not required to, use stock index futures contracts to maintain liquidity or to hedge against adverse changes - caused by changing stock market prices - in the market value of securities held by or to be bought for a Fund. While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes.

DEFENSIVE INVESTING During unusual market conditions, each Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

SECURITIES LENDING Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGERS

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996-1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

SHORT TERM TREASURY FUND

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Short Term Treasury Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

U.S. TREASURY SECURITIES Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.

REPURCHASE AGREEMENTS The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

SHORT TERM TRADING The Fund may engage in active and frequent trading to achieve its investment goal. Frequent trading may increase transaction costs, which could detract from the Fund's performance, and may increase your tax liability.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGER

Sharon E. Fayolle, Vice President and Director of Money Market Trading for the advisor, manages the Fund. Prior to joining the advisor in 1996, she was a European portfolio manager for Ford Motor Company.

MONEY MARKET FUND

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

MONEY MARKET SECURITIES The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. GOVERNMENT SECURITIES The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

FOREIGN SECURITIES The Fund may invest in U.S. dollar denominated foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

REPURCHASE AGREEMENTS The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

GUARANTEED INVESTMENT CONTRACTS The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

ASSET-BACKED SECURITIES Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Munder Institutional Funds.

HOW TO REACH THE FUNDS

By telephone:     1-800-438-5789
                  Call for account information

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, MI 48009

PURCHASING SHARES

WHO MAY PURCHASE SHARES
The following persons may purchase shares of the Funds:
  -     fiduciary and discretionary accounts of institutions
  -     high net worth individuals
  - institutional investors (including: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of their clients).

HOW TO PURCHASE SHARES
The minimum initial investment for each fund is as follows:

---------------------------------------- ----------------
-        S&P 500 Index Equity Fund       $3,000,000
---------------------------------------- ----------------
---------------------------------------- ----------------
-        MidCap Index Equity Fund        $1,000,000
---------------------------------------- ----------------
---------------------------------------- ----------------
-        Short Term Treasury Fund and
         Money Market Fund               $10,000,000
---------------------------------------- ----------------

There is no minimum for additional investments.

Shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received.

Investors may purchase shares directly through the distributor or the transfer agent or through arrangements with institutions. Purchase orders must be received by the distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Investors may pay for shares in federal funds or other funds that are immediately available to the Funds' sub-custodian by no later than 4:00 p.m. (Eastern time) on the next business day following receipt of the purchase order. Institutions acting on an investor's behalf are responsible for transmitting orders and funds by the deadline. If you purchase shares through an institution, the institution may charge for its services.

REDEEMING SHARES

HOW TO REDEEM SHARES
Redemption requests are effected at the NAV next determined after the transfer agent receives the order.

Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

The transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

ADDITIONAL POLICIES FOR PURCHASES AND SALES
   -     All orders to purchase shares are subject to acceptance by the Funds.

   - At any time, the Funds may change any of its order acceptance practices, and may suspend the sale of its shares.

   - The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

   -     To limit Fund expenses, we do not issue share certificates.

   -     A Fund may temporarily stop redeeming shares if:

         o     the New York Stock Exchange is closed;
         o     trading on the New York Stock Exchange is restricted;
         o an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets.

   o If accepted by the Fund, investors may purchase shares of a Fund with securities they own. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call 1-800-438-5789 for more information.

   o The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

   o As long as the Funds take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the distributor nor the transfer agent will be held responsible for unauthorized transactions.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

INDEX FUNDS AND
SHORT TERM TREASURY FUND

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

MONEY MARKET FUND

The Money Market Fund calculates NAV as of 3:00 p.m. Eastern time and as of the close of the New York Stock Exchange, normally 4:00 p.m., Eastern time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

DISTRIBUTIONS

Shareholders are entitled to their share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

INDEX FUNDS

These Funds pay dividends quarterly.

SHORT TERM TREASURY FUND

This Fund pays dividends monthly.

MONEY MARKET FUND

Dividend distributions are declared daily and paid monthly. If a purchase order is accepted by 3:00 p.m. Eastern time, the investor will receive dividends for that day. If a redemption order is received before 3:00 p.m. Eastern time, the redeeming shareholder will not receive dividends for that day.

ALL FUNDS

Shareholders will receive distributions from a Fund in additional shares of that Fund unless they elect to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Investments in a Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

TAXES ON DISTRIBUTIONS

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Money Market Fund and the Short Term Treasury Fund expect that their distributions will consist primarily of ordinary income. The Index Funds expect that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

TAXES ON SALES

If a shareholder sells shares of a Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.


OTHER CONSIDERATIONS

If an investor buys shares of a Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Funds' investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 1998, the Advisor and its affiliates had approximately $50 billion in assets under management, of which $28 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, $8 billion were invested in other fixed income securities, and $6 billion in non-discretionary assets.

The advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1998, the S&P 500 Index Equity Fund paid the advisor a fee equal to 0.07% of its average daily net assets. The advisor is entitled to receive an annual fee equal to 0.15% of the average daily net assets of the MidCap Index Equity Fund, 0.20% of the average daily net assets of the Short Term Treasury Fund and 0.20% of the average daily net assets of the Money Market Fund.

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.


 YEAR 2000
--------------------------------------------------------------------------------

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Money Market Fund commenced operations on January 4, 1999. As of the date of this Prospectus, the Short Term Treasury Fund has not commenced operations. The information has been audited by Ernst & Young LLP, whose report along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                       S&P 500 INDEX               MIDCAP INDEX EQUITY
                                                                      EQUITY FUND(A)                     FUND(A)
                                                               ------------------------------     -----------------------
                                                                   YEAR           PERIOD                  PERIOD
                                                                   ENDED          ENDED                   ENDED
                                                                 12/31/98        12/31/97                12/31/98
                                                                 --------        --------                --------

Net Asset Value, Beginning of Period.....................
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income....................................
Net Gains or Losses on Securities (both realized
 and unrealized).........................................
Total From Investment Operations.........................

LESS DISTRIBUTIONS
Dividends (from net investment income)...................
Distributions (from capital gains).......................
Returns of Capital.......................................
Total Distributions......................................
Net Asset Value, End of Period
TOTAL
return...................................................

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period................................
Ratio of Expenses to Average Net Assets..................
Ratio of Net Income to Average Net Assets................
Portfolio Turnover Rate..................................

---------
(a) S&P 500 Index Equity Fund commenced operations on October 14, 1997. MidCap Index Equity Fund commenced operations on February 13, 1998.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S INDEXES

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600", and "600" are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 to track general stock market performance. S&P's only relationship to the Munder Institutional Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Funds, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

FOR MORE INFORMATION



TO OBTAIN INFORMATION:

--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-438-5789


BY MAIL  Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
     SECURITIES AND EXCHANGE COMMISSION
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section,
Washington, DC 2054-6009.

More information about The Munder Institutional Funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Index Funds' investments is available in the Index Funds' annual and semi-annual reports to shareholders. In each Index Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).








SEC FILE NUMBER: 811-4038

                                                                      PROSPECTUS



                                                                  APRIL 30, 1999


                         THE MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND



























                                    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
                                 EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE
                                   INFORMATION IN THIS PROSPECTUS IS ACCURATE OR
                              COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE
                                   SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE
                                                                      OTHERWISE.


TABLE OF CONTENTS
3        RISK/RETURN SUMMARY
3        GOAL AND MAIN INVESTMENT STRATEGIES
3        PRINCIPAL RISKS
3        WHO MAY WANT TO INVEST
4        PERFORMANCE
5        EXPENSES

6        MORE ABOUT THE FUND

7        YOUR INVESTMENT
7        HOW TO REACH THE FUND
7        PURCHASING SHARES
7        REDEEMING SHARES

9        PRICING OF FUND SHARES

9        DISTRIBUTIONS

10       FEDERAL TAX CONSIDERATIONS
10       TAXES ON DISTRIBUTIONS
10       TAXES ON SALES
10       OTHER CONSIDERATIONS

11       MANAGEMENT
11       INVESTMENT ADVISOR

12       APPENDIX


BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


This Risk/Return Summary briefly describes the SmallCap Index Equity Fund and the principal risks of investing in the Fund. For further information on the Fund, please read the section entitled More About The Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOALS AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

The Fund may also purchase foreign securities, enter into derivative contracts and lend portfolio securities, which are described below under "More About The Fund."

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

o    The stock market may go down.

o An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by the Fund.

o The Fund invests in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.

o The share price of the Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Fund.

o    The Fund cannot be certain it will achieve its investment goal.

o The Fund will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.


--------------------------------------------------------------------------------
MANAGEMENT APPROACH
--------------------------------------------------------------------------------

o The advisor manages the Fund through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the particular index through statistical procedures.

o The advisor selects stocks based primarily on market capitalization and industry weightings.

o The advisor attempts to track the performance of the particular index within a 0.95 correlation.

WHO MAY WANT TO INVEST

The Fund may be appropriate for investors:

o Looking to invest over the long term and willing to ride out market swings in search of potentially higher returns.

o Looking for an investment that has more return and risk potential than fixed income investments.

o Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

The Fund alone does not provide a balanced investment program.

PERFORMANCE

[The chart and table below give some indication of the variability of the Fund's returns by showing calendar year to year changes in the Fund's performance and the risk of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.


Total Return
(per calendar year)


[Bar Chart]




HIGHEST AND LOWEST RETURN
(1998)
--------------------------------------------------------------------------------
                                                               Quarter Ending
Highest                                  %                     [Date]
Lowest                                   %                     [Date]


AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 1998)
--------------------------------------------------------------------------------
                                         1 Year                Life of Fund
                                                               (SINCE 8/7/97)
SmallCap Index Equity Fund               %                     %
--------------------------------------------------------------------------------
S&P SmallCap 600                         %                     %               ]

EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchase.................................None
Sales Charge (Load) Imposed on Reinvested Dividends.............................None
Maximum Deferred Sales Charge (Load)............................................None
Redemption Fees.................................................................None
Exchange Fees...................................................................None

----------
 (1) Does not include fees that institutions may charge for services they provide to you.

ANNUAL FUND OPERATING EXPENSES (1) (EXPENSES THAT
ARE PAID FROM FUND ASSETS)                                                         SMALLCAP INDEX
AS A % OF NET ASSETS                                                                 EQUITY FUND
                                                                ------------------------------------------------------
Management Fees.......................................                                   .15%
Other Expenses........................................                                      %
Total Operating Expenses..............................                                      %

----------
(1) The advisor has voluntarily agreed to reimburse the Funds' operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or part of the reimbursement at any time. Because of the expense reimbursement, the actual expenses for the SmallCap Index Equity Fund for the last fiscal year was:


                                                                                   SMALLCAP INDEX
                                                                                     EQUITY FUND
                                                                ------------------------------------------------------
Management Fees.......................................                                   .15%
Other Expenses........................................                                      %
Total Operating Expenses..............................                                      %

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR         3 YEARS         5 YEARS          10 YEARS
                             ------         -------         -------          --------
                                                               -                -

MORE ABOUT THE FUND
--------------------------------------------------------------------------------

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

EQUITY SECURITIES The Fund invests in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Fund may be listed or unlisted.

FOREIGN SECURITIES The Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

DERIVATIVE CONTRACTS The Fund may, but is not required to, use stock index futures contracts to maintain liquidity or to hedge against adverse changes - caused by changing interest rates, stock market prices or - in the market value of securities held by or to be bought for the Fund. While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Fund will not use derivatives for speculative purposes.

DEFENSIVE INVESTING During unusual market conditions, the Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGERS

Kenneth A. Schluchter III and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996-1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

HOW TO REACH THE FUND

By telephone:     1-800-438-5789
                  Call for account information

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, MI 48009

PURCHASING SHARES

WHO MAY PURCHASE SHARES
The following persons may purchase shares of the Fund:

o    fiduciary and discretionary accounts of institutions

o    high net worth individuals

o institutional investors (including: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of their clients).

HOW TO PURCHASE SHARES
The minimum initial investment for the Fund is $1,000,000. There is no minimum for additional investments.

Shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received.

Investors may purchase shares directly through the distributor or the transfer agent or through arrangements with institutions. Purchase orders must be received by the distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Investors may pay for shares in federal funds or other funds that are immediately available to the Fund's sub-custodian by no later than 4:00 p.m. (Eastern time) on the next business day following receipt of the purchase order. Institutions acting on an investor's behalf are responsible for transmitting orders and funds by the deadline. If you purchase shares through an institution, the institution may charge for its services.

REDEEMING SHARES

HOW TO REDEEM SHARES
Redemption requests are effected at the NAV next determined after the transfer agent receives the order.

Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

The  transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

ADDITIONAL POLICIES FOR PURCHASES AND SALES

o    All orders to purchase shares are subject to acceptance by the Fund.

o At any time, the Fund may change any of its order acceptance practices, and may suspend the sale of its shares.

o The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

o    To limit Fund expenses, we do not issue share certificates.

o    A Fund may temporarily stop redeeming shares if:


     o    the New York Stock Exchange is closed;

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets.

o If accepted by the Fund, investors may purchase shares of a Fund with securities they own. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call 1-800-438-5789 for more information.

o The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

o As long as the Fund takes reasonable measures to authenticate telephone requests on an investor;s account, neither the Fund, the distributor nor the transfer agent will be held responsible for unauthorized transactions.

PRICING OF FUND SHARES                                          DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Fund will accelerate calculation of NAV and transaction deadlines to that time.

The Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. The Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

Shareholders are entitled to their share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

The Fund pays dividends quarterly.

Shareholders will receive distributions from the Fund in additional shares of that Fund unless they elect to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Investments in the Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

TAXES ON DISTRIBUTIONS

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Fund expects that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

TAXES ON SALES

If a shareholder sells shares of the Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.



OTHER CONSIDERATIONS

If an investor buys shares of the Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Fund must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

MANAGEMENT                                                      YEAR 2000
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Fund's investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 1998, the Advisor and its affiliates had approximately $50 billion in assets under management, of which $28 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, $8 billion were invested in other fixed income securities, and $6 billion in non-discretionary assets.

The advisor provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1998, the SmallCap Index Equity Fund paid the advisor a fee equal to 0.15% of its average daily net assets.

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.


Like other mutual funds, financial institutions and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on the Fund. Similarly, the companies and other issuers in which the Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on the Fund.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S INDEXES

"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P SmallCap 600-Registered Trademark-", "Standard & Poor's SmallCap 600", and "600" are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P SmallCap 600 to track general stock market performance. S&P's only relationship to the Munder Institutional Fund is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Fund. S&P has no obligation to take the needs of the Munder Institutional Fund. or the owners of the Fund into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Fund, owners of the Fund, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

FOR MORE INFORMATION



TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-438-5789

BY MAIL Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009


ON THE INTERNET Text-only versions of fund documents to can be viewed online or downloaded from:
   SECURITIES AND EXCHANGE COMMISSION http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, DC 2054-6009.


More information about The Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

                                                                      PROSPECTUS



                                                                  APRIL 30, 1999


                                                LIQUIDITY PLUS MONEY MARKET FUND


























                                    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
                                 EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE
                                   INFORMATION IN THIS PROSPECTUS IS ACCURATE OR
                              COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE
                                   SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE
                                                                      OTHERWISE.

TABLE OF CONTENTS


3        RISK/RETURN SUMMARY
3        GOAL AND MAIN INVESTMENT STRATEGIES
3        PRINCIPAL RISKS
3        WHO MAY WANT TO INVEST
4        PERFORMANCE
4        EXPENSES

5        MORE ABOUT THE FUND

6        YOUR INVESTMENT
6        HOW TO REACH THE FUND
6        PURCHASING SHARES
6        REDEEMING SHARES
7        RULE 12B-1 PLAN

8        PRICING OF FUND SHARES

8        DISTRIBUTIONS

9        FEDERAL TAX CONSIDERATIONS
9        TAXES ON DISTRIBUTIONS
9        OTHER CONSIDERATIONS

9        MANAGEMENT
9        INVESTMENT ADVISOR

11       FINANCIAL HIGHLIGHTS

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


This Risk/Return Summary briefly describes the Liquidity Plus Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund, please read the section entitled More About the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOAL AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities including U.S. Government securities, bank obligations and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About The Fund."

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

    o The rate of income will vary from day to day, depending on short-term interest rates.

    o The Fund may invest more than 25% of its assets in the banking industry. Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

    o Variable rate securities exhibit greater price variation than fixed-rate securities.

    o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

    o    The Fund cannot be certain it will achieve its goal.

WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provided a balanced investment program.

PERFORMANCE

The chart and table below show the Fund's annual returns and gives some indication of the risk of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's yield for the 7-day period ended December 31, 1998 is also shown. When you consider this information, please remember the Fund's past performance is not necessarily an indication of how the Fund will do in the future.

Total Return
(per calendar year)
[Bar Chart]

HIGHEST AND LOWEST RETURN
(1998)
--------------------------------------------------------------------------------
                                            Quarter Ending
Highest                     %               [Date]
Lowest                      %               [Date]


AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 1998)
--------------------------------------------------------------------------------
                                    1 Year                   Life of Fund
                                                             (SINCE 10/14/97)
                                    %                        %
                                    %                        %

Yield


EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchase.................................None
Sales Charge (Load) Imposed on Reinvested Dividends.............................None
Maximum Deferred Sales Charge (Load)............................................None
Redemption Fees.................................................................None
Exchange Fees...................................................................None

----------
Notes:
(1) Does not include fees that institutions may charge for services they provide to you.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
PAID FROM FUND ASSETS) AS A % OF NET ASSETS
---------------------------------------------------------
Management Fees................................................ 0.35%
Distribution and Service (12b-1) Fees.......................... 0.35%
Other Expenses.................................................     %
Total Operating Expenses.......................................     %


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

    1 YEAR          3 YEARS        5 YEARS        10 YEARS

MORE ABOUT THE FUND
--------------------------------------------------------------------------------

The Fund's main strategies and risks are summarized in the Risk/Return Summary. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

MONEY MARKET SECURITIES The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. GOVERNMENT SECURITIES The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

FOREIGN SECURITIES The Fund may invest in U.S. dollar-denominated foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

REPURCHASE AGREEMENTS The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

GUARANTEED INVESTMENT CONTRACTS The Fund invests in guaranteed investment contracts, which are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

ASSET-BACKED SECURITIES Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case, the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

HOW TO REACH THE FUND

By telephone:     1-800-438-5789

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, MI 48009

PURCHASING SHARES

WHO MAY PURCHASE SHARES
Only certain institutional investors (including Comerica Securities) that have an agreement with the Fund to provide shareholder services to their customers may purchase shares of the Fund. Individuals may not purchase shares directly. Individuals should contact their account representative to find out how to purchase shares.

HOW TO PURCHASE SHARES
There is no minimum for initial or subsequent investments.

Institutional investors will purchase shares on behalf of a customer account through procedures established in accordance with the requirements of the account.

The Fund will send confirmations of share purchases to the institution involved. Institutional investors will provide account statements to their customers showing the customers' beneficial ownership of shares.

Provided their procedures are compatible with the purchase and redemption policies of the Fund, institutional investors may purchase shares of the Fund on behalf of their customers through automatic "sweeping" and other programs.

Purchase orders will be executed at the net asset value per share (NAV) next determined after receipt of the order in proper form.

It is the responsibility of the institution to transmit orders for purchases by its customers and to deliver payment of the shares on a timely basis.

Institutions may charge their customers certain account fees, depending on the type of account the investor has established with the institution.

REDEEMING SHARES

HOW TO REDEEM SHARES
Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account established by that institution.

Redemption requests will be executed at the NAV next determined after the transfer agent receives the request in proper form.

If the transfer agent receives a redemption order before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. For a redemption order received between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time), we will normally wire payment on the next business day.

ADDITIONAL POLICIES FOR PURCHASES AND SALES

    o    All orders to purchase shares are subject to acceptance by the Fund.

    o At any time, the Fund may change any of its order acceptance practices and may suspend the sale of its shares.

    o The Fund may delay wiring redemption proceeds for up to seven days or longer if permitted by the Securities and Exchange Commission.

    o    To limit Fund expenses, we do not issue share certificates.

    o    The Fund may temporarily stop redeeming shares if:

         o    the New York Stock Exchange is closed;
         o    trading on the New York Stock Exchange is restricted;
         o or an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets.

    o If accepted by the Fund, investors may purchase shares of the Fund with securities they own. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call 1-800-438-5789 for more information.

    o The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

    o As long as the Fund takes reasonable measures to authenticate telephone requests, neither the Fund, the distributor nor the transfer agent will be held responsible for unauthorized transactions.


RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 plan. The Plan allows the Fund to use up to
 .10% of its daily net assets to finance activities relating to the distribution of its shares and up to .25% of its daily net assets pay for certain shareholder services provided by institutions that have agreements with the Fund to provide such services.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

The Fund calculates NAV as of 12:00 p.m. (Eastern time) and as of the close of the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate calculation of its NAV and transaction deadlines to that time.

DISTRIBUTIONS
--------------------------------------------------------------------------------

Shareholders are entitled to their share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns income or interest from its investments and distributes these earnings to shareholders, it is called a DIVIDEND distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION.

Capital gain distributions, if any, will generally be made on an annual basis.

Dividend distributions are declared daily and paid monthly.

If a purchase order is accepted by 12:00 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase. If a redemption order is received before 12:00 p.m. (Eastern time), the redeeming shareholder will not receive dividends for that day. If the redemption is received after 12:00 p.m. (Eastern time), the redeeming shareholder will receive that days' dividends.

Shareholders will receive distributions from the Fund in additional shares of the Fund unless they elect to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Investments in the Fund will have tax consequences that an investor should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax advisers about the investors own particular situation.

TAXES ON DISTRIBUTIONS

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund.

The Fund expects that its distributions will consist primarily of ordinary income.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

OTHER CONSIDERATIONS

By law, the Fund must withhold a portion of a shareholder's distributions and redemption proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.


MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Fund's investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 1998, the advisor and its affiliates had approximately $50 billion in assets under management, of which $28 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, $8 billion were invested in other fixed income securities, and $6 billion in non-discretionary assets.

The advisor provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1998, the Fund paid the advisor a fee equal to 0.35% of its average daily net assets.

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

YEAR 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on the Fund. Similarly, the companies and other issuers in which the Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                               ------------------------------
                                                                   YEAR           PERIOD
                                                                   ENDED          ENDED
                                                                 12/31/98      12/31/97(A)

Net Asset Value, Beginning of Period.............................
    INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income........................................
    Net Gains or Losses on Securities (both realized
    and unrealized)..............................................
       Total From Investment Operations..........................

     LESS DISTRIBUTIONS
     Dividends (from net investment income)......................
     Distributions (from capital gains)..........................
     Returns of Capital..........................................
         Total Distributions.....................................
Net Asset Value, End of Period
TOTAL return.....................................................

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period........................................
Ratio of Expenses to Average Net Assets..........................
Ratio of Net Income to Average Net Assets........................
Portfolio Turnover Rate..........................................

----------
(a)      The Fund commenced operations on June 4, 1997.

FOR MORE INFORMATION





TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-438-5789
BY MAIL Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009


ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
    SECURITIES AND EXCHANGE COMMISSION
    http://www.sec.gov


You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities Exchange Commission's Public Reference Section, Washington, DC 2054-6009.

More information about Liquidity Plus Money Market Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the and Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

                                                                      PROSPECTUS



                                                                  APRIL 30, 1999



                                                MUNDER S&P 500 INDEX EQUITY FUND
                                             MUNDER S&P MIDCAP INDEX EQUITY FUND
                                           MUNDER S&P SMALLCAP INDEX EQUITY FUND
                                                MUNDER AGGREGATE BOND INDEX FUND
                                                      MUNDER FOREIGN EQUITY FUND


























                                        AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                                AND EXCHANGE COMMISSION DOES NOT
                                          GUARANTEE THAT THE INFORMATION IN THIS
                                         PROSPECTUS IS ACCURATE OR COMPLETE, NOR
                                            HAS IT APPROVED OR DISAPPROVED THESE
                                         SECURITIES. IT IS A CRIMINAL OFFENSE TO
                                                                STATE OTHERWISE.

TABLE OF CONTENTS

3        RISK/RETURN SUMMARY

         INDEX EQUITY FUNDS
3        GOALS AND MAIN INVESTMENT STRATEGIES
3        PRINCIPAL RISKS

         AGGREGATE BOND INDEX FUND
5        GOAL AND MAIN INVESTMENT STRATEGIES
5        PRINCIPAL RISKS

         FOREIGN EQUITY FUND
6        GOAL AND MAIN INVESTMENT STRATEGIES
6        PRINCIPAL RISKS

7        MORE ABOUT THE FUNDS

10       SHARES OF THE FUNDS

10       PRICING OF FUND SHARES

11       DISTRIBUTIONS

11       FEDERAL TAX CONSIDERATIONS

12       MANAGEMENT
12       INVESTMENT ADVISOR
12       SHAREHOLDER SERVICING PLAN

13       APPENDIX

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About The Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

INDEX EQUITY FUNDS

GOALS AND MAIN INVESTMENT STRATEGIES

S&P 500 INDEX EQUITY FUND

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in common stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Index Equity Funds may also purchase foreign securities, enter into derivative contracts and repurchase agreements and lend portfolio securities, which are described below under "More About the Funds."

MIDCAP INDEX EQUITY FUND

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in common stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

SMALLCAP INDEX EQUITY FUND

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in common stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

PRINCIPAL RISKS

The Index Equity Funds are subject to the following principal investment risks:

-    The stock market may go down.

- An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Equity Fund.

- The MidCap Index Equity Fund and the SmallCap Index Equity Fund invest in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.

- The share price of each Index Equity Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

- None of the Index Equity Funds can be certain it will achieve its investment goal.

- The Index Equity Funds will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. As a result, the Index Equity Funds cannot modify their investment strategies to respond to changes in economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

MANAGEMENT APPROACH



- The advisor manages the Index Equity Funds through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the particular index through statistical procedures.


- The advisor selects stocks based primarily on market capitalization and industry weightings.

- The advisor attempts to track the performance of the particular index within a 0.95 correlation.

AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

GOAL AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide price performance and income that is comparable to the Lehman Brothers Aggregate Bond Index (Aggregate Bond Index). The Aggregate Bond Index is a broad market weighted index for publicly traded, investment-grade bonds.

The Fund invests primarily in U.S. Government securities and investment grade corporate bonds of U.S. and foreign issuers, with maturities of greater than one year.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

-    In general, bond prices fall when interest rates rise.

- Generally, the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- The possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund.

- During periods of falling interest rates, securities with high stated interest rates may be called prior to maturity, requiring the Fund to invest proceeds at generally lower interest rates.

- The share price of the Fund will change daily based on market conditions and other factors; and you may lose money if you invest in the Funds.

-    The Fund cannot be certain it will achieve its investment goal.

- The Fund will invest in securities included in the Aggregate Bond Index or substantially identical securities regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the bond market segment relating to the relevant index.


MANAGEMENT APPROACH


- The advisor manages the Fund through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the particular index through statistical procedures.

- The advisor attempts to track the performance of a particular index within a 0.95 correlation.

FOREIGN EQUITY FUND
--------------------------------------------------------------------------------

GOAL AND MAIN INVESTMENT STRATEGIES

The Fund's goal is to provide long-term capital appreciation.

The Fund invests primarily in common stocks of foreign issuers and in American Depositary Receipts. The Fund will emphasize companies with market capitalizations of at least $100 million.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

-    The stock market may go down.

- Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. They are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. There is also the risk of fluctuations in currency exchange rates.

- All of the risks of investing in foreign securities are heightened by investing in emerging markets.

- The share price of the Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Fund.

-    The Fund cannot be certain it will achieve its investment goal.


MANAGEMENT APPROACH

- The advisor selects stocks based on factors such as the location of the issuer, its competitive stature, the issuer's past record and future prospects for growth and marketability of its securities.

- [The advisor creates a list at least annually of securities eligible for purchase by the Fund and then calculates the adjusted market capitalization of all securities in the eligible universe. The securities are sorted in descending order of adjusted market capitalization. The securities in the eligible universe with a market capitalization greater than $100 million will constitute the eligible list for the next 12-month period. There will be no fixed limit as to the number of securities that the Fund can hold.

- The securities purchased by the Fund will be selected from the eligible list. These securities will be held in proportion to their individual market capitalization as a percentage of the market capitalization of the entire Fund portfolio. Market capitalization of a stock will be computed by multiplying the market price of the stock by the number of shares outstanding, adjusted for control blocks. A control block is defined as a block of stock owned by another corporation. The primary sources of information regarding the existence and size of control blocks will be the S&P Stock Reports and the Morgan Stanley Capital International Perspective. Control blocks will be updated each time the eligible list of securities is created or an issuer is added to the eligible universe. A security held in the Fund's portfolio may be retained even if such security is no longer included on the eligible list.]

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

INDEX EQUITY FUNDS

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

EQUITY SECURITIES The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Equity Funds may be listed or unlisted.

FOREIGN SECURITIES Each Fund may invest in securities of foreign issuers. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

DERIVATIVE CONTRACTS Each Fund may, but is not required to, use stock index futures contracts to maintain liquidity or to hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund. While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligation, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes.

DEFENSIVE INVESTING During unusual market conditions, each Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

SECURITIES LENDING Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGERS

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996-1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

AGGREGATE BOND INDEX FUND

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund may also invest in convertible securities, stock index futures contracts, options on stock index futures contracts and, to a limited extent, warrants.

The Fund may purchase corporate bonds and commercial paper that meet the applicable quality and maturity limitations. The Fund will purchase only those securities which are considered to be investment grade or better (within the four highest rating categories of S&P or Moody's Investor Service, Inc. or, if unrated, of comparable quality). Obligations rated "Baa" by Moody's lack outstanding investment characteristics and have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of obligations rated "BBB" by S&P to pay interest and repay principal than in the case of higher grade obligations. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security. However, the Advisor will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization ("NRSRO") for securities may change as a result of changes in the rating systems or because of corporate reorganization of such rating organizations, the Fund will attempt to use comparable ratings as standards for its investments in accordance with investment objective and policies of the Fund. Descriptions of each rating category are included as Appendix A to the Statement of Additional Information.

The Aggregate Bond Index includes four major types of taxable bonds in the United States: U.S. treasury and agency securities; corporate bonds; foreign bonds denominated in U.S. dollars; and mortgage-backed securities.

FOREIGN SECURITIES The Fund may invest in bonds of foreign issuers, so long as the securities are denominated in U.S. dollars. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

DERIVATIVE CONTRACTS The Fund may, but is not required to, use derivative contracts to maintain liquidity or to hedge against adverse changes in the market value of securities held by or to be bought for a fund. While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. The Fund will not use derivatives for speculative purposes.

ASSET-BACKED SECURITIES The Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

U.S. GOVERNMENT SECURITIES The Fund invests in U.S. Government securities which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

DEFENSIVE INVESTING During unusual market conditions, the Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGER

FOREIGN EQUITY FUND

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the SAI.

EQUITY SECURITIES The Fund invests in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe to or purchase such securities. Securities considered for purchase by the Fund may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

FOREIGN SECURITIES The Fund invests in securities of foreign issuers. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. All of the risks of investing in foreign securities are heightened by investing in emerging markets.

AMERICAN DEPOSITARY RECEIPTS The Fund invests in American Depositary Receipts. American Depositary Receipts are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. American Depositary Receipts involve the risks of other investments in foreign securities, as discussed above.

DERIVATIVE CONTRACTS The Fund may, but is not required to, use derivative contracts to maintain liquidity or to hedge against adverse changes in the market value of securities held by or to be bought for the Fund. While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. The Fund will not use derivatives for speculative purposes.

DEFENSIVE INVESTING During unusual market conditions, the Fund may place up to 100% of its total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

SECURITIES LENDING The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

PORTFOLIO MANAGERS

     Todd B. Johnson, Chief Investment Officer of the Advisor is the co-manager of the Foreign Fund. Mr. Johnson is also the co-manager of the Munder International Equity Fund (previously, from January, 1996 to October, 1996, was the portfolio manager) and the Munder Index 500 Fund (previously, from July, 1992 to October, 1996, was the portfolio manager) of the Munder Funds Trust. Mr. Johnson previously served as a portfolio manager at Woodbridge Capital Management (June, 1992 to December, 1994) and Manufacturers Bank (June, 1986 to June, 1992). Mr. Johnson received a B.A. in Finance from Michigan State University and M.B.A. from Wayne State University.

     Theodore Miller, Senior Portfolio Manager of the Advisor is the co-manager of the Foreign Fund. Mr. Miller is also the co-manager of the Munder International Equity Fund of The Munder Funds Trust (since October,
1996). Prior to being appointed co-manager of the Munder International Equity Fund, Mr. Miller acted as the primary analyst for the Fund, assisting the manager with portfolio decisions. Prior to joining the Advisor, Mr. Miller worked in Derivatives Marketing for Interaciones Global Inc. (1993-1995), in Equity Sales/Trader for McDonald & Co. Securities Inc. (1991-1993) and started his career in 1986 and was a derivative and equity transaction execution specialist with various New York investment banks. Mr. Miller received his B.S. from the University of Pittsburgh and his M.B.A. from Indiana University.

SHARES OF THE FUNDS
--------------------------------------------------------------------------------

Shares of the Funds are available only through the purchase of variable annuity and variable life insurance contracts issued by various life insurance companies. This means you cannot purchase shares of the Funds directly, but only through such a contract as offered by an insurance company. For further information, please read the accompanying separate account prospectus for the annuity or life insurance contract through which shares of the Funds are offered.

PRICING OF FUND SHARES

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

DISTRIBUTIONS
--------------------------------------------------------------------------------

Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed, it is called a CAPITAL GAIN DISTRIBUTION. Dividend distributions may be made several times a year, while capital gain distributions, if any, are made on an annual basis.

INDEX EQUITY FUNDS AND AGGREGATE BOND INDEX FUND

These Funds pay dividends quarterly.

FOREIGN EQUITY FUND

Dividend distributions are declared daily and paid at least annually.

ALL FUNDS

The insurance company's separate accounts will automatically reinvest distributions from a Fund in additional shares of that Fund.

FEDERAL TAX CONSIDERATIONS

The tax consequences of your investment in a Fund depend on the provisions of the variable annuity or life insurance plan through which you invest. For more information on taxes, please read the prospectus for the insurance company separate account that offers your variable annuity or insurance contract.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Funds' investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 1998, the Advisor and its affiliates had approximately $50 billion in assets under management, of which $28 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, $8 billion were invested in other fixed income securities, and $6 billion in non-discretionary assets.

The advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

The advisor is entitled to receive an annual fee equal to.05% of the average daily net assets of the S&P 500 Index Equity Fund, MidCap Index Equity Fund, the SmallCap Index Equity Fund, Aggregate Bond Index Fund and Foreign Equity Fund.

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that provides for payment to the insurance companies offering the separate accounts, dealers that offer the contracts and the Funds' distributor for providing shareholder services to contractowners. The Plan authorizes payments at an annual rate of up to 0.25% of each Fund's average daily net assets.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YEAR 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S INDEXES

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600", and "600" are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by St. Clair Funds, Inc. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 to track general stock market performance. S&P's only relationship to the St. Clair Funds, Inc. is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the St. Clair Funds, Inc. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the St. Clair Funds, Inc., owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

FOR MORE INFORMATION



TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-438-5789

BY MAIL  Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
     SECURITIES AND EXCHANGE COMMISSION
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section,
Washington, DC 2054-6009.

More information about the Funds is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


SEC FILE NUMBER: 811-4038

                 MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

         St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, four of which are discussed in this Statement of Additional Information: Munder Institutional S&P 500 Index Equity Fund ("S&P 500 Index Equity Fund"), Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Equity Fund"), (together, the "Index Funds"), Munder Institutional
Short Term Treasury Fund ("Short Term Treasury Fund") and Munder Institutional Money Market Fund ("Money Market Fund") (collectively with the Index Funds, the "Funds"). The Funds' investment advisor is Munder Capital Management.

         This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated April 30, 1999 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated April 30, 1999. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated April 30, 1999.


AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

                                TABLE OF CONTENTS

                                                                                                         PAGE

General..........................................................................................          3
Fund Investments.................................................................................          3
Risk Factors and Special Considerations .........................................................         18
Investment Limitations...........................................................................         19
Temporary Defensive Position.....................................................................         23
Directors and Officers...........................................................................         23
Investment Advisory and Other Service Arrangements...............................................         27
Portfolio Transactions...........................................................................         29
Additional Purchase and Redemption Information...................................................         31
Net Asset Value..................................................................................         32
Performance Information..........................................................................         33
Taxes............................................................................................         35
Additional Information Concerning Shares.........................................................         40
Miscellaneous....................................................................................         41
Registration Statement...........................................................................         42
Financial Statements.............................................................................         43
Appendix A.......................................................................................         44
Appendix B.......................................................................................         46


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL


         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

         Each of the Funds is a diversified mutual fund. The investment advisor of the Funds is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.


         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

         The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.


         ASSET-BACKED SECURITIES. Subject to applicable credit criteria, the Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Money Market Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.


         BANK OBLIGATIONS. The Funds (other than the Short Term Treasury Fund) may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Money Market Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Fund) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

         Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Funds (other than Short Term Treasury Fund) will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.


         BORROWING. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

         COMMERCIAL PAPER. Investments by a Fund (other than the Short Term Treasury Fund and Money Market Fund) in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). Investments by the Money Market Fund will consist of issuers having at the time, a quality rating within the two highest rating categories of an NRSRO. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         CONVERTIBLE PREFERRED STOCK. Each Index Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or a rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

         DEPOSITARY RECEIPTS. The Index Funds may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are issued by European financial institutions. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

         FOREIGN SECURITIES. Each Index Fund may invest up to 25% of its assets in foreign securities and the Money Market Fund may invest its assets in U.S. dollar-denominated securities of foreign issuers. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

         The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         FORWARD FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Index Funds are authorized, but are not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

         Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund or on those of the Funds' Sub-Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         GUARANTEED INVESTMENT CONTRACTS. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         ILLIQUID SECURITIES. Each Fund (other than the Money Market Fund and the Short Term Treasury Fund) may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. The Money Market Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Funds (other than the Short Term Treasury Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         INVESTMENT COMPANY SECURITIES. The Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies. The Index Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

         As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         OPTIONS. The Index Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B of this Statement of Additional Information ("SAI").

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.


         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.


         Effecting a closing transaction in the case of a written call option will permit the Index Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Index Funds may write options in connection with buy-and-write transactions; that is, the Index Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.


         In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its sub-custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its sub-custodian. The Index Funds may write call options that are not covered for cross-hedging purposes. Each of the Index Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Index Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.


         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the

Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Index Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Index Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.


         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.





         REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Sub-Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         RIGHTS AND WARRANTS. Each Index Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction or to the restriction that each Fund's investment in warrants or rights may not exceed 5% of its net assets at the time of purchase.



         STOCK INDEX FUTURES, OPTIONS ON STOCK INDICES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS. The Index Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Index Funds may purchase and write call and put options on stock index futures contracts. Each Index Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Index Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.


         In connection with transactions in stock index futures, stock index options and options on stock index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

         STRIPPED SECURITIES. The Money Market Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S.
Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Money Market Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

         U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage

Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.


         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Short Term Treasury Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Short Term Treasury Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Short Term Treasury Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

         U.S. TREASURY INFLATION-PROTECTION SECURITIES. The Short Term Treasury Fund may purchase securities issued by the U.S. Government, which includes U.S. Treasury inflation-protection securities. The Fund does not expect to invest more than 5% of its total assets in such inflation-protection securities.

         Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of reference Consumer Price Index ("CPI") applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.


         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revision the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of Treasury in this regard are final.


         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system ("TRADES") and TREASURY DIRECT system through which an individual investor can make a noncompetitive bid on U.S. Treasury securities. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

         VARIABLE AND FLOATING RATE SECURITIES. The Funds (other than Short Term Treasury Fund) may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The Funds (other than the Short

Term Treasury Fund) may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

         The absence of an active secondary market could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the relevant Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.






         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Sub-Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.


         The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.




         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS


         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index Funds are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund's respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         An Index Fund does not expect to hold, at any particular time, all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain each Index Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks an Index Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant corresponding index. This comparison is made because the Advisor believes that, unless an Index Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the corresponding index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in an Index Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the corresponding index.

         If an issuer drops in ranking, or is eliminated entirely from an Index Fund's corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis, the Advisor will monitor each Index Fund's investment with a view towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

         The Index Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.



                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         Each Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities. However, as an operating policy the Money Market Fund intends to adhere to the 5% limitation (with respect to the Fund's investment in the outstanding securities of any one issuer) with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

         2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or, with respect to the Money Market Fund, obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) there is no limit on investments in issuers domiciled in a single country; (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Make investments for the purpose of exercising control of management;

         9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

         10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

         Although not a matter of fundamental policy, the Funds consider securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:

         1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% (10% for the Money Market Fund) because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

         The following chart summarizes the Funds' investments and investment practices as described above. All percentages are based on a Fund's total assets except where otherwise noted.




------------------------------------------------ ---------------- ----------------- -------------- ------------------
                                                                                     SHORT TERM         MONEY
                INVESTMENTS AND                   S&P 500 INDEX     MIDCAP INDEX      TREASURY          MARKET
             INVESTMENT PRACTICES                  EQUITY FUND      EQUITY FUND         FUND            FUND
------------------------------------------------ ---------------- ----------------- -------------- ------------------
ASSET-BACKED SECURITIES                                 N                N                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
BANK OBLIGATIONS                                       25%              25%               N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
BORROWING(1)                                            Y                Y                Y                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
CONVERTIBLE PREFERRED STOCK                             Y                Y                N                N
------------------------------------------------ ---------------- ----------------- -------------- ------------------
CORPORATE OBLIGATIONS:
   -     Commercial paper.....................          Y                Y                N                Y
   -     Corporate bonds......................          Y                Y                N                Y
   -     Notes................................          Y                Y                N                Y
   -     Other short-term obligations.........          Y                Y                N                Y
   -     Variable Master Demand Notes.........          Y                Y                N                Y
   -     Debentures...........................          Y                Y                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
DEPOSITARY RECEIPTS                                     Y                Y                N                N
------------------------------------------------ ---------------- ----------------- -------------- ------------------
FOREIGN SECURITIES                                     25%              25%               N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
FORWARD FOREIGN CURRENCY EXCHANGE                       Y                Y                N                N
CONTRACTS
------------------------------------------------ ---------------- ----------------- -------------- ------------------
GUARANTEED INVESTMENT CONTRACTS                         N                N                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
ILLIQUID SECURITIES                                    15%              15%               N               10%
------------------------------------------------ ---------------- ----------------- -------------- ------------------
INVESTMENT COMPANY SECURITIES                           Y                Y                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
LENDING SECURITIES                                     25%              25%              25%              25%
------------------------------------------------ ---------------- ----------------- -------------- ------------------
OPTIONS                                                 Y                Y                N                N
------------------------------------------------ ---------------- ----------------- -------------- ------------------
REPURCHASE AGREEMENTS                                   Y                Y                Y                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
REVERSE REPURCHASE AGREEMENTS                           Y                Y                Y                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
RIGHTS AND WARRANTS                                     Y                Y                N                N
------------------------------------------------ ---------------- ----------------- -------------- ------------------
STOCK INDEX FUTURES, OPTIONS ON STOCK INDICES           Y                Y                N                N
AND OPTIONS ON STOCK INDEX FUTURES (2)
------------------------------------------------ ---------------- ----------------- -------------- ------------------
STRIPPED SECURITIES:
   -     Participations in trusts that hold
         U.S. Treasury and agency securities....        N                N                N                Y
   -     U.S. Treasury-issued receipts..........        N                N                Y                Y
   -     Non-U.S. Treasury receipts.............        N                N                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
U.S. GOVERNMENT OBLIGATIONS:
   -     Issued or guaranteed by U.S.
         Government.............................        Y                Y                Y                Y
   -     Issued or guaranteed by U.S.
         Government agencies and
         instrumentalities......................        Y                Y                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
U.S. TREASURY INFLATION-PROTECTION SECURITIES           N                N                Y                N
------------------------------------------------ ---------------- ----------------- -------------- ------------------
VARIABLE AND FLOATING RATE SECURITIES                   Y                Y                N                Y
------------------------------------------------ ---------------- ----------------- -------------- ------------------
WHEN-ISSUED PURCHASES AND FORWARD                       Y                Y                Y                Y
COMMITMENTS
------------------------------------------------ ---------------- ----------------- -------------- ------------------

Key:
Y = investment allowed without restriction N = investment not allowed
(1) The limitation on borrowing is 5% of a Fund's assets for temporary purposes.
(2) The limitation on margin and premiums for futures and related options is 5% of a Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.


                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:




                                                                             PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE               POSITIONS WITH COMPANY+                  DURING PAST FIVE YEARS
Charles W. Elliott                  Director  and Chairman of the Board      Senior Advisor to the President,
1024 Essex Circle                   of Directors                             Western Michigan University (July 1995
Kalamazoo, MI 49008                                                          through December 1998); Executive Vice
Age:  67                                                                     President,  Administration & Chief
                                                                             Financial Officer, Kellogg Company
                                                                             (January 1987 through June 1995).
                                                                             Board of Directors, Steelcase
                                                                             Financial Corporation; Board of
                                                                             Directors, Enesco Group.

John Rakolta, Jr.                   Director  and Vice  Chairman of the      Chairman and Chief Executive Officer,
1876 Rathmor                        Board of Directors                       Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                   (construction company).
Age:  51

Thomas B. Bender                    Director                                 Partner, Financial & Investment
5033 Wood Ridge Road                                                         Management Group.
Glen Arbor, MI 49636
Age:  65

David J. Brophy                     Director                                 Professor, University of Michigan.
1025 Martin Place                                                            Director, River Place Financial
Ann Arbor, MI 48104                                                          Corporation.
Age:  62


Dr. Joseph E. Champagne             Director                                 Dean, University Center, Macomb
319 East Snell Road                                                          College (since September 1997);
Rochester, MI 48306                                                          Corporate and Executive Consultant
Age:  60                                                                     (since September 1995); Chancellor,
                                                                             Lamar University (September 1994 to
                                                                             September 1995).  Chairman of Board of
                                                                             Directors, Ross Operating Valve of
                                                                             Troy, Michigan.

Thomas D. Eckert                    Director                                 President and Chief Executive Officer,
10726 Falls Pointe Drive                                                     Capital Automotive REIT (real estate
Great Falls, VA 22066                                                        investment trust specializing in
Age:  51                                                                     retail automotive properties) (since
                                                                             November 1997); President and
                                                                             Chief Operating Officer, Mid-Atlantic
                                                                             Group of Pulte Home Corporation (developer
                                                                             of residential land and construction
                                                                             of housing units) (1983 to 1997).


Lee P. Munder*                      Director and President                   Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                          February 1998); Chief Executive
Palm Beach, FL 33480                                                         Officer of the Advisor (1995 to 1998);
Age:  53                                                                     Chief Executive Officer, World Asset
                                                                             Management (1995 to 1998); Chief
                                                                             Executive Officer, MCM (predecessor of
                                                                             Advisor) (since 1985); Director, LPM
                                                                             Investment Services, Inc. ("LPM"); Director,
                                                                             Capital Automotive REIT.

Terry H. Gardner                    Vice President,                          Vice President and Chief Financial
480 Pierce Street                   Chief Financial Officer                  Officer of the Advisor (since 1993),
Suite 300                           and Treasurer                            Vice President and Chief Financial
Birmingham, MI 48009                                                         Officer, MCM (since 1993); Secretary,
Age:  38                                                                     LPM.


Paul Tobias                         Vice President                           Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief Operating
Suite 300                                                                    Officer of the Advisor (since April
Birmingham, MI 48009                                                         1995); Executive Vice President of the
Age:  48                                                                     Advisor (April 1995 to February 1998);
                                                                             Executive Vice President, Comerica,
                                                                             Inc. (October 1990 through April 1995).

Gerald Seizert                      Vice President                           Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief
Suite 300                                                                    Investment Officer/Equities of the
Birmingham, MI 48009                                                         Advisor (since April 1995); Executive
Age:  46                                                                     Vice President of the Advisor (April
                                                                             1995 to February 1998); Managing Director
                                                                             (1991 to 1995), Director (1992 to 1995), and
                                                                             Vice President (1984 to 1991) of Loomis,
                                                                             Sayles and Company, L.P.

Elyse G. Essick                     Vice President                           Vice President and Director of
480 Pierce Street                                                            Marketing of the Advisor (since
Suite 300                                                                    January 1995).
Birmingham, MI 48009
Age:  40

James C. Robinson                   Vice President                           Vice President and Chief Investment
480 Pierce Street                                                            Officer/Fixed Income of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age:  37

Leonard J. Barr                     Vice President                           Vice President and Director of Core
480 Pierce Street                                                            Equity Research of the Advisor (since
Suite 300                                                                    January 1995); Director and Senior
Birmingham, MI 48009                                                         Vice President, MCM (since 1988);
Age:  54                                                                     Director of LPM.

Ann F. Putallaz                     Vice President                           Vice President and Director of
480 Pierce Street                                                            Fiduciary Services of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age: 53



Lisa A. Rosen                       Secretary, Assistant Treasurer           General Counsel of the Advisor (since
480 Pierce Street                                                            May 1996); Counsel, First Data
Suite 300                                                                    Investor Services Group, Inc. (June
Birmingham, MI 48009                                                         1994 to May 1996).
Age:  31

Therese Hogan                       Assistant Secretary                      Director, State Regulation Department,
53 State Street                                                              First Data Investor Services Group
Boston, MA 02109                                                             (since June 1994).
Age:  37

-------------------
+ Individual holds same position with The Munder Funds, Inc., ("Munder"), The Munder Funds Trust (the "Trust") and Munder Framlington Funds Trust ("Framlington Trust") each a registered investment company.
*    "Interested person" of the Company, as defined in the 1940 Act.



         Directors who are not interested persons of the Company and Munder, and Trustees who are not interested persons of the Trust and Framlington Trust, receive an aggregate fee from the Company, the Trust, Munder and Framlington Trust for service on those organizations' respective Boards, comprised of an annual retainer fee of $30,000 and a fee of $2,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Company, the Trust, Munder and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1998.




------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
                                Charles W. Elliot John Rakolta, Jr. Thomas B.     David J.      Dr. Joseph     Thomas D.
                                Chairman,         Vice Chairman,    Bender        Brophy        E. Champagne   Eckert
                                Trustee and       Trustee and       Trustee and   Trustee and   Trustee and    Trustee and
                                Director          Director          Director      Director      Director       Director
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Aggregate Compensation
from the Company                $                 $                 $             $             $              $
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Aggregate Compensation
from the Trust                  $                 $                 $             $             $              $
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Aggregate Compensation
from Framlington Trust          $                 $                 $             $             $              $
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Aggregate Compensation
from St. Clair                  $                 $                 $             $             $              $
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Pension Retirement
BenefitsAccrued as Part of
Fund Expenses                   None              None              None          None          None           None
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Estimated Annual Benefits
upon Retirement                 None              None              None          None          None           None
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------
Total from the Fund
Complex                         $                 $                 $             $             $              $
------------------------------- ----------------- ----------------- ------------- ------------- -------------- --------------



         No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of April ____, 1999, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Funds of the Company. [Verify]

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         INVESTMENT ADVISOR. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, MCM and Munder Group, LLC. WAM and WAM II are wholly owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly held bank holding company.

         The Investment Advisory Agreement between the Advisor and the Company with respect to the Funds (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.


         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).


         For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .07% of the average daily net assets of the S&P 500 Index Equity Fund, .15% of the average daily net assets of the MidCap Index Equity Fund and .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

         For the period from commencement of operations on October 14, 1997 for S&P 500 Index Equity Fund through December 31, 1997, the Advisor received fees in the amounts of $7,005 for the S&P 500 Index Equity Fund. For the period from commencement of operations through December 31, 1997, the Advisor voluntarily reimbursed expenses in the amounts of $53,427 for the S&P 500 Index Equity Fund.

         For the fiscal year ended December 31, 1998 (and for the period from commencement of operations on February 12, 1997 through December 31, 1998 for the MidCap Index Fund), the Advisor received fees in the amounts of $___________ for the S&P 500 Index Equity Fund, $________ and $______ for the MidCap Index Equity Fund. For the fiscal year ended December 31, 1998 (and for the period from commencement of operations through December 31, 1998 for the MidCap Index Equity Fund), the Advisor voluntarily reimbursed expenses in the amounts of $_______ for the S&P 500 Index Equity Fund, and $______ for the MidCap Index Equity Fund.

         DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street" or the "Administrator") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.


         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.


         For the period from commencement of operations on October 14, 1997 for S&P 500 Index Equity Fund through December 31, 1997, the administration fees of State Street accrued as follows: S&P 500 Index Equity Fund $841.

         For the fiscal year ended December 31, 1998 (and for the period from commencement of operations on February 12, 1997 through December 31, 1998 for the MidCap Index Equity Fund), the administration fees of State Street accrued as follows: S&P 500 Index Equity Fund $_____ and MidCap Index Equity Fund $_______.

         CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of each Fund pursuant to a custody agreement ("Custody Agreement") with the Company. The Custodian receives no compensation for such services. State Street (the "Sub-Custodian") serves as the sub-custodian to the Funds pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Custodian, Company and State Street. State Street is also the sub-custodian with respect to the custody of foreign securities held by certain of the Funds. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations.

         First Data Investor Services Group Inc. located at 4400 Computer Drive, Westborough, Massachusetts 01581 ("Investor Services Group" or the "Transfer Agent") serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.


         OTHER INFORMATION PERTAINING TO ADMINISTRATION, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.


                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.





         Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. [VERIFY PORTFOLIO TURNOVER RATE]


         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.


         The table below shows information on brokerage commissions paid by the S&P 500 Index Equity Fund for the period of commencement of operations on October 14, 1997 through December 31, 1997.

                                                           % of Brokerage                   $ Amount of Transactions
                                   $ Amount Brokerage      Commission  Representing         Involving Research
                                   Commission              Research Services                Services
                                   ----------------------------------------------------------------------------------
S&P 500 Index Equity Fund*         $9,081                  %                                $

         The table below shows information on brokerage commissions paid by the S&P 500 Index Equity Fund for the fiscal year ended December 31, 1998 and by the MidCap Index Equity Fund from commencement of operations on February 12, 1998 through December 31, 1998.

                                                             % of Brokerage Commission     $ Amount of Transactions
                                   $ Amount Brokerage        Representing Research         Involving Research
                                   Commission                Services                      Services
                                   ------------------------- ----------------------------- --------------------------
S&P 500 Index Equity Fund
MidCap Index Equity Fund*
-------------------------


*Commencement of operations for MidCap Index Equity Fund was February 12, 1998.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Funds are concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.


         The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Company is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and to state the value of such holding. As of December 31, 1998, the S&P 500 Index Equity Fund held securities of ________ valued at $_________ and the MidCap Index Equity Fund held securities of __________ valued at $_________.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Funds' prospectus and such information is incorporated herein by reference.

         RETIREMENT PLANS. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.


         OTHER REDEMPTION INFORMATION. The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when:
(a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed, other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Funds may also suspend or postpone the recording of the transfer of its Shares.


         In addition, the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Funds' books to the transfer of, its Shares where the relevant investor or investors have not furnished the Funds with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Funds may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Funds; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

         Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

                                 NET ASSET VALUE

         Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

         The net asset value per share of each Fund (except the Money Market
Fund) for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., Eastern time) on each Business Day. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Fund, the Company values the Fund's portfolio securities according to the amortized cost method of valuation. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

YIELD OF THE MONEY MARKET FUND

         The Money Market Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.


         Based on the foregoing computations, the annualized yield for the seven day period ended December 31, 1998 for the Money Market Fund was ______%.


YIELD OF THE SHORT TERM TREASURY FUND


         The Short Term Treasury Fund's 30-day SEC yield (or one month) standard yield is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

                                                6
                           YIELD = 2 [( a-b + 1)  - 1]
                                       ----
                                        cd

Where:    a =      dividends and interest earned by a Fund during the period;
          b =      expenses accrued for the period (net of expense
                   reimbursements and waivers);
          c =      average daily number of shares outstanding during the
                   period entitled to receive dividends;
          d =      maximum offering price per share on the last day of the
                   period.

         For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.



         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). Based on the foregoing computations, the annualized yield for the seven day period ended December 31, 1998 for the Short Term Treasury Fund was ______%.


AVERAGE ANNUAL TOTAL RETURN

         A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                    n
                           P (1 + T)  = ERV
         Where:
                           P      =     hypothetical initial payment of $1,000;

                           T      =     average annual total return;

                           n      =     number of years and portion of a year

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

AGGREGATE TOTAL RETURN


         A Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                             (ERV)   - 1
                                             -----
                  Aggregate Total Return  =    P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.


         Based on the foregoing calculation, set forth below are the average annual total return figures for the S&P 500 Index Equity Fund and the MidCap Index Equity Fund for the 12 month period ended December 31, 1998 and since commencement of operations.



                                                             12 MONTH PERIOD          INCEPTION
                                                             ENDED                     THROUGH
FUND-INCEPTION DATE                                          12/31/98                 12/31/98
-------------------                                          --------                 --------
S&P 500 Index Equity Fund - October 14, 1997                 %                        %
MidCap Index Equity Fund - February 14, 1998                 %                        %



         ALL FUNDS. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.


         From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. For example, the Money Market Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.


                                      TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         GENERAL. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.


         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         Certain debt instruments acquired by a Fund may include an "original issue discount" or a "market discount." As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.


         Distributions of net investment income received by a Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.


         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code
Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.


         The diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options and futures contracts.


         CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


         DISPOSITION OF SHARES. Upon the redemption, sale or exchange of shares of a Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.


         CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.



         The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


         The foregoing general discussion of Federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING SHARES


         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

         Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other funds, if any (voting together without regard to class).

                                  MISCELLANEOUS


         COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.


         INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.


         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April ____, 1999 the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:


                                                   PERCENTAGE OF TOTAL
NAME OF FUND            NAME AND ADDRESS           SHARES OUTSTANDING
------------            ----------------           ------------------


         As of April ___, 1999, Munder Capital Management, on behalf of its clients owned ______% of the ________.


         SHAREHOLDER APPROVALS. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                             REGISTRATION STATEMENT

         This SAI and the Funds' Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov.

         Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS


[    The financial statements of the Company including the notes thereto, dated
December 31, 1998 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 1998. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through December 31, 1998, appearing in the Prospectus dated April 30, 1999 has been derived from the financial statements audited by Ernst & Young LLP.]

                                   APPENDIX A

- RATED INVESTMENTS -

CORPORATE BONDS


         From MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER


         The rating "PRIME-1" is the highest commercial paper rating assigned by MOODY'S. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "PRIME-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."


         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                                   APPENDIX B

         The Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  INDEX FUTURES CONTRACTS


         GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         EXAMPLES OF STOCK INDEX FUTURES TRANSACTIONS. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE:  Buy the Future
                  Hedge Objective:  Protect Against Increasing Price


PORTFOLIO                                                  FUTURES
---------                                                  -------
                                                           -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities             Buying 1 Index Futures at 125
                                                           Value of Futures = $62,500/Contract

                                                           -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000           Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                        Value of Futures = $65,000/Contract
                                                           Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                   Value of the Portfolio
                   Factors:

                   Value of Stock Portfolio = $1,000,000
                   Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0


PORTFOLIO                                                  FUTURES
---------                                                  -------
                                                           -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities         Sell 16 Index Futures at 125
                                                           Value of Futures = $1,000,000

                                                           -Day Hedge is Lifted-
Equity Securities -                                        Own Stock Buy 16 Index Futures at 120
   with Value = $960,000                                   Value of Futures = $960,000
Loss in Portfolio Value = $40,000                          Gain on Futures = $40,000

II.  MARGIN PAYMENTS


         Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.


III.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS


         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less
                                       47
than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurrs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.


         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.


IV.  OPTIONS ON FUTURES CONTRACTS


         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.
Net option premiums received will be included as initial margin deposits.


         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  OTHER MATTERS

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

               MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

         St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, one of which is discussed in this Statement of Additional
Information: Munder Institutional S&P SmallCap Index Equity Fund. The Fund's investment advisor is Munder Capital Management.

         This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated April 30, 1999 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated April 30, 1999. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789. This Statement of Additional Information is dated April 30, 1999.


AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

                                TABLE OF CONTENTS

                                                                                                         PAGE

General..........................................................................................          3
Fund Investments.................................................................................          3
Risk Factors and Special Considerations .........................................................         15
Investment Limitations...........................................................................         16
Temporary Defensive Position.....................................................................         18
Directors and Officers...........................................................................         19
Investment Advisory and Other Service Arrangements...............................................         22
Portfolio Transactions...........................................................................         25
Additional Purchase and Redemption Information...................................................         26
Net Asset Value..................................................................................         27
Performance Information..........................................................................         28
Taxes............................................................................................         29
Additional Information Concerning Shares.........................................................         34
Miscellaneous....................................................................................         35
Registration Statement...........................................................................         36
Appendix A.......................................................................................         37
Appendix B.......................................................................................         38

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

         The Fund is a diversified mutual fund. The investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.

         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

         The following supplements the information contained in the Fund's Prospectus concerning the investment objective and policies of the Fund. The Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective.

         BANK OBLIGATIONS. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. Investments by the Fund in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

         Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         BORROWING. The Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. The Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

         COMMERCIAL PAPER. Investments by the Fund in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

         CONVERTIBLE PREFERRED STOCK. The Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or a rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

         DEPOSITARY RECEIPTS. The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are issued by European financial institutions. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

         FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

         The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         FORWARD FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized, but is not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of currency exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

         Cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund or on those of the Fund's sub-custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies. SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

         As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         OPTIONS. The Fund may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B of this Statement of Additional Information ("SAI").

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call such Fund determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         In the case of writing a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its sub-custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its sub-custodian. The Fund may write call options that are not covered for cross-hedging purposes. The Fund will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Fund's sub-custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, exposes the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Sub-Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         RIGHTS AND WARRANTS. The Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by the Fund in units or attached to other securities are not subject to this restriction or to the restriction that the Fund's investment in warrants or rights may not exceed 5% of its net assets at the time of purchase.

         STOCK INDEX FUTURES, OPTIONS ON STOCK INDICES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS. The Fund may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Fund may purchase and write call and put options on stock index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intend to purchase.

         In connection with transactions in stock index futures, stock index options and options on stock index futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Short Term Treasury Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Short Term Treasury Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Short Term Treasury Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

         VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by the Fund. The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

         The absence of an active secondary market could make it difficult to dispose of the securities, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate securities held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. The Fund invests in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Sub-Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Fund is not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of the Fund's respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         The Fund does not expect to hold, at any particular time, all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant corresponding index. This comparison is made because the Advisor believes that, unless the Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the corresponding index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the corresponding index.

         If an issuer drops in ranking, or is eliminated entirely from the Fund's corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

         The Fund will invest primarily in the common stocks that constitute their corresponding indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         The Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.;

         2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities; (ii) there is no limit on investments in issuers domiciled in a single country;
                  (iii) financial service companies are classified according to the end users of their services

                  (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and
                  (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Make investments for the purpose of exercising control of management;

         9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

         10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

         Although not a matter of fundamental policy, the Fund considers securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that a Fund may not:

         1. Invest more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

         The following chart summarizes the Fund's investments and investment practices as described above. All percentages are based on a Fund's total assets except where otherwise noted.

------------------------------------------------------------------------------- -------------------------------------
                     INVESTMENTS AND INVESTMENT PRACTICES                            SMALLCAP INDEX EQUITY FUND
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
BANK OBLIGATIONS                                                                                25%
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
BORROWING(1)                                                                                     Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
CONVERTIBLE PREFERRED STOCK                                                                      Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
CORPORATE OBLIGATIONS:
   --    Commercial paper.....................                                                   Y
   --    Corporate bonds.......................                                                  Y
   --    Notes....................................                                                                     Y
   --    Other short-term obligations.........                                                   Y
   --    Variable Master Demand Notes......                                                      Y
   --    Debentures...............................                                               Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
DEPOSITARY RECEIPTS                                                                              Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
FOREIGN SECURITIES                                                                              25%
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS                                                      Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
ILLIQUID SECURITIES                                                                             15%
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
INVESTMENT COMPANY SECURITIES                                                                    Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
LENDING SECURITIES                                                                              25%
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
OPTIONS                                                                                          Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
REPURCHASE AGREEMENTS                                                                            Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
REVERSE REPURCHASE AGREEMENTS                                                                    Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
RIGHTS AND WARRANTS                                                                              Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
STOCK INDEX FUTURES, OPTIONS ON STOCK INDICES AND OPTIONS ON STOCK INDEX                         Y
FUTURES (2)
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
   --    Issued or guaranteed by U.S. Government..............................                   Y
   --    Issued or guaranteed by U.S. Government agencies and
         instrumentalities.........................                                              Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
VARIABLE AND FLOATING RATE SECURITIES                                                            Y
------------------------------------------------------------------------------- -------------------------------------
------------------------------------------------------------------------------- -------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS                                                    Y
------------------------------------------------------------------------------- -------------------------------------

Key:
Y = investment allowed without restriction
(1) The limitation on borrowing is 5% of a Fund's assets for temporary purposes.
(2) The limitation on margin and premiums for futures and related options is 5% of a Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:



                                                                             PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   POSITIONS WITH COMPANY+              DURING PAST FIVE YEARS
---------------------                   -----------------------              ------------------------
Charles W. Elliott                      Director  and Chairman of the Board  Senior Advisor to the President,
1024 Essex Circle                       of Directors                         Western Michigan University (July 1995
Kalamazoo, MI 49008                                                          through December 1998); Executive Vice
Age:  67                                                                     President,  Administration & Chief
                                                                             Financial Officer, Kellogg Company
                                                                             (January 1987 through June 1995).
                                                                             Board of Directors, Steelcase
                                                                             Financial Corporation; Board of
                                                                             Directors, Enesco Group.

John Rakolta, Jr.                       Director  and Vice  Chairman of the  Chairman and Chief Executive Officer,
1876 Rathmor                            Board of Directors                   Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                   (construction company).
Age:  51

Thomas B. Bender                        Director                             Partner, Financial & Investment
5033 Wood Ridge Road                                                         Management Group.
Glen Arbor, MI 49636
Age:  65

David J. Brophy                         Director                             Professor, University of Michigan.
1025 Martin Place                                                            Director, River Place Financial
Ann Arbor, MI 48104                                                          Corporation.
Age:  62


Dr. Joseph E. Champagne                 Director                             Dean, University Center, Macomb
319 East Snell Road                                                          College (since September 1997);
Rochester, MI 48306                                                          Corporate and Executive Consultant
Age:  60                                                                     (since September 1995); Chancellor,
                                                                             Lamar University (September 1994 to
                                                                             September 1995).  Chairman of Board of
                                                                             Directors, Ross Operating Valve of
                                                                             Troy, Michigan.

Thomas D. Eckert                        Director                             President and Chief Executive Officer,
10726 Falls Pointe Drive                                                     Capital Automotive REIT (real estate
Great Falls, VA 22066                                                        investment trust specializing in
Age:  51                                                                     retail automotive properties) (since
                                                                             November 1997); President and Chief
                                                                             Operating Officer, Mid-Atlantic Group
                                                                             of Pulte Home Corporation (developer of
                                                                             residential land and construction of
                                                                             housing units) (1983 to 1997).

Lee P. Munder*                          Director and President               Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                          February 1998); Chief Executive
Palm Beach, FL 33480                                                         Officer of the Advisor (1995 to 1998);
Age:  53                                                                     Chief Executive Officer, World Asset
                                                                             Management (1995 to 1998); Chief Executive
                                                                             Officer, MCM (predecessor of Advisor) (since
                                                                             1985); Director, LPM Investment Services,
                                                                             Inc. ("LPM"); Director, Capital Automotive
                                                                             REIT.

Terry H. Gardner                        Vice President,                      Vice President and Chief Financial
480 Pierce Street                       Chief Financial Officer              Officer of the Advisor (since 1993),
Suite 300                               and Treasurer                        Vice President and Chief Financial
Birmingham, MI 48009                                                         Officer, MCM (since 1993); Secretary,
Age:  38                                                                     LPM.


Paul Tobias                             Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief Operating
Suite 300                                                                    Officer of the Advisor (since April
Birmingham, MI 48009                                                         1995); Executive Vice President of the
Age:  48                                                                     Advisor (April 1995 to February 1998);
                                                                             Executive Vice President, Comerica,
                                                                             Inc. (October 1990 through April 1995).

Gerald Seizert                          Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief
Suite 300                                                                    Investment Officer/Equities of the
Birmingham, MI 48009                                                         Advisor (since April 1995); Executive
Age:  46                                                                     Vice President of the Advisor (April
                                                                             1995 to February 1998); Managing Director
                                                                             (1991 to 1995), Director (1992 to 1995),
                                                                             and Vice President (1984 to 1991) of Loomis,
                                                                             Sayles and Company, L.P.

Elyse G. Essick                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Marketing of the Advisor (since
Suite 300                                                                    January 1995).
Birmingham, MI 48009
Age:  40

James C. Robinson                       Vice President                       Vice President and Chief Investment
480 Pierce Street                                                            Officer/Fixed Income of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age:  37

Leonard J. Barr                         Vice President                       Vice President and Director of Core
480 Pierce Street                                                            Equity Research of the Advisor (since
Suite 300                                                                    January 1995); Director and Senior
Birmingham, MI 48009                                                         Vice President, MCM (since 1988);
Age:  54                                                                     Director of LPM.

Ann F. Putallaz                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Fiduciary Services of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age: 53

Lisa A. Rosen                           Secretary, Assistant Treasurer       General Counsel of the Advisor (since
480 Pierce Street                                                            May 1996); Counsel, First Data
Suite 300                                                                    Investor Services Group, Inc. (June
Birmingham, MI 48009                                                         1994 to May 1996).
Age:  31

Therese Hogan                           Assistant Secretary                  Director, State Regulation Department,
53 State Street                                                              First Data Investor Services Group
Boston, MA 02109                                                             (since June 1994).
Age:  37


+ Individual holds same position with The Munder Funds, Inc., ("Munder"), The Munder Funds Trust (the "Trust") and Munder Framlington Funds Trust ("Framlington Trust") each a registered investment company.
* "Interested person" of the Company, as defined in the 1940 Act.

         Directors who are not interested persons of the Company and Munder, and Trustees who are not interested persons of the Trust and Framlington Trust, receive an aggregate fee from the Company, the Trust, Munder and Framlington Trust for service on those organizations' respective Boards, comprised of an annual retainer fee of $30,000 and a fee of $2,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Company, the Trust, Munder and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1998.


----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
                              Charles W. Elliot    John Rakolta,      Thomas B.     David J.      Dr. Joseph     Thomas D.
                              Chairman,            Jr. Vice           Bender        Brophy        E. Champagne   Eckert
                              Trustee and          Chairman,          Trustee and   Trustee and   Trustee and    Trustee and
                              Director             Trustee and        Director      Director      Director       Director
                                                   Director
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Company                   $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Trust                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
Framlington Trust             $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
St. Clair                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Pension Retirement Benefits
Accrued as Part of Fund
Expenses                      None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Estimated Annual Benefits
upon Retirement               None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Total from the Fund Complex
                              $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------

         No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of April ____, 1999, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund of the Company. [Verify]

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         INVESTMENT ADVISOR. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, MCM and Munder Group, LLC. WAM and WAM II are wholly owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly held bank holding company.

         The Investment Advisory Agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed with regard to the Fund, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .15% of the average daily net assets of the Fund.

         For the period from commencement of operations on August 7, 1997 for the Fund through December 31, 1997, the Advisor received fees in the amounts of $1,554. For the period from commencement of operations through December 31, 1997, the Advisor voluntarily reimbursed expenses in the amount of $38,346 for the Fund.

         For the fiscal year ended December 31, 1998, the Advisor received fees in the amount of $___________ for the Fund. For the fiscal year ended December 31, 1998, the Advisor voluntarily reimbursed expenses in the amount of $_______ for the Fund.

         DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street" or the "Administrator") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

         For the period from commencement of operations on August 7, 1997 through December 31, 1997 for the Fund, the administration fees of State Street accrued were $87.

         For the fiscal year ended December 31, 1998 the administration fees of State Street accrued were
$________.

         CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of the Fund pursuant to a custody agreement ("Custody Agreement") with the Company. The Custodian receives no compensation for such services. State Street (the "Sub-Custodian") serves as the sub-custodian to the Fund pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Custodian, Company and State Street. State Street is also the sub-custodian with respect to the custody of foreign securities held by certain of the Fund. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.

         First Data Investor Services Group Inc. located at 4400 Computer Drive, Westborough, Massachusetts 01581 ("Investor Services Group" or the "Transfer Agent") serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

         OTHER INFORMATION PERTAINING TO ADMINISTRATION, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Except as noted in this SAI the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

         The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         The table below shows information on brokerage commissions paid by the Fund for the

                                    Commencement of operations on                      FOR THE FISCAL YEAR ENDED
                                    August 7, 1997 through December 31, 1997.          DECEMBER 31, 1998
                                    -------------------------------------------------- ------------------------------
$ Amount Brokerage Commission                            $1,241                                      %
% of Brokerage Commission
Representing Research Services
$ Amount of Transactions
Involving Research Services

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Company is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and to state the value of such holding. As of December 31, 1998, the Fund held securities of ________ valued at $_________.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Fund's prospectus and such information is incorporated herein by reference.

         RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A

$10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

         OTHER REDEMPTION INFORMATION. The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when:
(a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed, other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its Shares.

         In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its Shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

         Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

                                 NET ASSET VALUE

         Net asset value for shares in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

         The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., Eastern time) on each Business Day. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

AVERAGE ANNUAL TOTAL RETURN

         The Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                     P (1 + T)n = ERV
         Where:
                     P          = hypothetical initial payment of $1,000;

                     T          = average annual total return;

                     n          = number of years and portion of a year

                     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

AGGREGATE TOTAL RETURN

         The Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                             (ERV)    - 1
                                             -----
                  Aggregate Total Return  =    P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         Based on the foregoing calculation, set forth below are the average annual total return figures for the Fund for the 12 month period ended December 31, 1998 and since commencement of operations.


                                                             12 MONTH PERIOD          INCEPTION
                                                             ENDED                     THROUGH
FUND-INCEPTION DATE                                          12/31/98                 12/31/98
-------------------                                          --------                 --------
SmallCap Index Equity Fund - August 7, 1997                  %                        %

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. For example, the Fund's total return may be compared to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         GENERAL. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies

(the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Certain debt instruments acquired by the Fund may include an "original issue discount" or a "market discount." As a result, the Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

         Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code
Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.

         CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         DISPOSITION OF SHARES. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

         Fund shareholders may be subject to state, local and foreign taxes on its Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         The foregoing general discussion of Federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

         Shares of the Fund have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Company's other funds, if any (voting together without regard to class).

                                  MISCELLANEOUS

         COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.

         INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April ____, 1999 the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

                                         PERCENTAGE OF TOTAL
NAME AND ADDRESS                         SHARES OUTSTANDING
----------------                         -------------------


         As of April ___, 1999, Munder Capital Management, on behalf of its clients owned ______% of the ________.

         SHAREHOLDER APPROVALS. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                                   APPENDIX A

- RATED INVESTMENTS -

CORPORATE BONDS

         From MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER

         The rating "PRIME-1" is the highest commercial paper rating assigned by MOODY'S. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "PRIME-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                                   APPENDIX B

         The Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  INDEX FUTURES CONTRACTS

         GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         EXAMPLES OF STOCK INDEX FUTURES TRANSACTIONS. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE:  Buy the Future
                  Hedge Objective:  Protect Against Increasing Price

PORTFOLIO                                                        FUTURES
---------                                                        -------
                                                                 -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities                   Buying 1 Index Futures at 125
                                                                 Value of Futures = $62,500/Contract

                                                                 -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000                 Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                              Value of Futures = $65,000/Contract
                                                                 Gain on Futures = $2,500

                                                                 HEDGING A STOCK PORTFOLIO: Sell the Future
                                                                 Hedge Objective: Protect Against Declining
                                                                 Value of the Portfolio
                                                                 Factors:

                                                                 Value of Stock Portfolio = $1,000,000
                                                                 Value of Futures Contract - 125 X $500 = $62,500
                                                                 Portfolio Beta Relative to the Index = 1.0


PORTFOLIO                                                        FUTURES
---------                                                        -------
-Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities               Sell 16 Index Futures at 125
                                                                 Value of Futures = $1,000,000

                                                                 -Day Hedge is Lifted-
Equity Securities - Own Stock                                    Buy 16 Index Futures at 120
     with Value = $960,000                                       Value of Futures = $960,000
Loss in Portfolio Value = $40,000                                Gain on Futures = $40,000

II.  MARGIN PAYMENTS

         Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

IV.  OPTIONS ON FUTURES CONTRACTS

         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.
Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  OTHER MATTERS

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                        LIQUIDITY PLUS MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION


         Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management.

         This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated April 30, 1999 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated April 30, 1999. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789. This Statement of Additional Information is dated April 30, 1999.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

                                TABLE OF CONTENTS


                                                                                  Page

General............................................................................3
Fund Investments...................................................................3
Additional Investment Limitations.................................................12
Temporary Defensive Position......................................................15
Directors and Officers............................................................15
Investment Advisory and Other Service Arrangements................................19
Portfolio Transactions............................................................22
Additional Purchase and Redemption Information....................................23
Net Asset Value...................................................................24
Yield.............................................................................24
Taxes.............................................................................25
Additional Information Concerning Shares..........................................28
Miscellaneous.....................................................................29
Registration Statement............................................................30
Financial Statements..............................................................30
Appendix..........................................................................31


        No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL



         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

         As stated in the Prospectus, the investment advisor of the Funds is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.

         Shares of the Fund are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other institutional investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.


                                FUND INVESTMENTS

         The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus. A description of applicable credit ratings is set forth in the Appendix hereto.


         ASSET-BACKED SECURITIES. Subject to applicable maturity and credit criteria, the Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.


         BANK OBLIGATIONS. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.


         Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         BORROWING. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

         COMMERCIAL PAPER. Commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, having short-term ratings at the time of purchase, must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") within the highest rating category assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparable quality pursuant to guidelines approved by the Company's Board of Directors. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund's rating criteria, the Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investment it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to the Fund.

         GUARANTEED INVESTMENT CONTRACTS. The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors, such as the Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. It is the policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Administrator, the Sub-Custodian, the Distributor or their affiliates.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         MUNICIPAL OBLIGATIONS. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.


         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Company cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.

         The Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.


         REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


         Securities subject to repurchase agreements will be held by the Fund's sub-custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").


         Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's sub-custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.






         STRIPPED SECURITIES. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.


         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.


         The Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.


         In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by Federal National Mortgage Association or Federal Home Loan Mortgage Corporation.


         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.


         Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.


         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.


         U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S.

Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.


         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped prinicipal or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof) or if the instruments are deemed to have shorter maturities in accordance with the current regulations of the SEC. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

         In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

         Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.


         All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (also called delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's Sub-Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.





         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                        ADDITIONAL INVESTMENT LIMITATIONS

         The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous-Shareholder Approvals").

The Fund may not:

         1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy, the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

         2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

         3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

         4. Make loans, except that the Fund may purchase or hold certain debt instruments and enter into repurchase agreements, in accordance with its policies and limitations;

         5. Borrow money, except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

         6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

         7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 5 above;

         8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

         11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Make investments for the purpose of exercising control or management.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation. In addition, if the Fund's holdings of illiquid securities exceeds 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


         The following chart summarizes the Fund's investments and investment practices as described above. All percentages are based on a Fund's total assets except where otherwise noted.

------------------------------------------------------------------------------- -------------------------------------
                     INVESTMENTS AND INVESTMENT PRACTICES                         LIQUIDITY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------- -------------------------------------
ASSET-BACKED SECURITIES                                                                          Y
------------------------------------------------------------------------------- -------------------------------------
BANK OBLIGATIONS                                                                                25%
------------------------------------------------------------------------------- -------------------------------------
BORROWING(1)                                                                                     Y
------------------------------------------------------------------------------- -------------------------------------
CORPORATE OBLIGATIONS:
   -     Commercial paper..............................                                          Y
   -     Corporate bonds...............................                                          Y
   -     Notes.........................................                                          Y
   -     Other short-term obligations..................                                          Y
   -     Variable Master Demand Notes..................                                          Y
   -     Debentures....................................                                          Y
------------------------------------------------------------------------------- -------------------------------------
FOREIGN SECURITIES                                                                              25%
------------------------------------------------------------------------------- -------------------------------------
GUARANTEED INVESTMENT CONTRACTS                                                                  Y
------------------------------------------------------------------------------- -------------------------------------
ILLIQUID SECURITIES                                                                             15%
------------------------------------------------------------------------------- -------------------------------------
INVESTMENT COMPANY SECURITIES                                                                    Y
------------------------------------------------------------------------------- -------------------------------------
LENDING SECURITIES                                                                              25%
------------------------------------------------------------------------------- -------------------------------------
MUNICIPAL OBLIGATIONS                                                                            Y
------------------------------------------------------------------------------- -------------------------------------
REPURCHASE AGREEMENTS                                                                            Y
------------------------------------------------------------------------------- -------------------------------------
REVERSE REPURCHASE AGREEMENTS                                                                    Y
------------------------------------------------------------------------------- -------------------------------------
STRIPPED SECURITIES                                                                              Y
------------------------------------------------------------------------------- -------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
-         Issued or guaranteed by U.S. Government....................                            Y
-         Issued or guaranteed by U.S. Government agencies and
         instrumentalities...........................................                            Y
------------------------------------------------------------------------------- -------------------------------------
VARIABLE AND FLOATING RATE SECURITIES                                                            Y
------------------------------------------------------------------------------- -------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS                                                    Y
------------------------------------------------------------------------------- -------------------------------------

Key:
Y =  investment allowed without restriction

(1) The limitation on borrowing is 5% of the Fund's assets for temporary purposes.

                          TEMPORARY DEFENSIVE POSITION

         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:


                                                                             PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   POSITIONS WITH COMPANY+              DURING PAST FIVE YEARS
---------------------                   -----------------------              ----------------------
Charles W. Elliott                      Director and Chairman of the         Senior Advisor to the President,
1024 Essex Circle                       Board of Directors                   Western Michigan University (July 1995
Kalamazoo, MI 49008                                                          through December 1998); Executive Vice
Age:  67                                                                     President,  Administration & Chief
                                                                             Financial Officer, Kellogg Company
                                                                             (January 1987 through June 1995).
                                                                             Board of Directors, Steelcase
                                                                             Financial Corporation; Board of
                                                                             Directors, Enesco Group.

John Rakolta, Jr.                       Director  and Vice  Chairman of      Chairman and Chief Executive Officer,
1876 Rathmor                            the Board of Directors               Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                   (construction company).
Age:  51

Thomas B. Bender                        Director                             Partner, Financial & Investment
5033 Wood Ridge Road                                                         Management Group.
Glen Arbor, MI 49636
Age:  65

David J. Brophy                         Director                             Professor, University of Michigan.
1025 Martin Place                                                            Director, River Place Financial
Ann Arbor, MI 48104                                                          Corporation.
Age:  62

Dr. Joseph E. Champagne                 Director                             Dean, University Center, Macomb
319 East Snell Road                                                          College (since September 1997);
Rochester, MI 48306                                                          Corporate and Executive Consultant
Age:  60                                                                     (since September 1995); Chancellor,
                                                                             Lamar University (September 1994 to
                                                                             September 1995).  Chairman of Board of
                                                                             Directors, Ross Operating Valve of
                                                                             Troy, Michigan.

Thomas D. Eckert                        Director                             President and Chief Executive Officer,
10726 Falls Pointe Drive                                                     Capital Automotive REIT (real estate
Great Falls, VA 22066                                                        investment trust specializing in
Age:  51                                                                     retail automotive properties) (since
                                                                             November 1997); President and Chief
                                                                             Operating Officer, Mid-Atlantic Group of
                                                                             Pulte Home Corporation (developer of
                                                                             residential land and construction of housing
                                                                             units) (1983 to 1997).

Lee P. Munder*                          Director and President               Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                          February 1998); Chief Executive
Palm Beach, FL 33480                                                         Officer of the Advisor (1995 to 1998);
Age:  53                                                                     Chief Executive Officer, World Asset
                                                                             Management (1995 to 1998); Chief Executive
                                                                             Officer, MCM (predecessor of Advisor) (since
                                                                             1985); Director, LPM Investment Services,
                                                                             Inc. ("LPM"); Director, Capital Automotive
                                                                             REIT.

Terry H. Gardner                        Vice President,                      Vice President and Chief Financial
480 Pierce Street                       Chief Financial Officer              Officer of the Advisor (since 1993),
Suite 300                               and Treasurer                        Vice President and Chief Financial
Birmingham, MI 48009                                                         Officer, MCM (since 1993); Secretary,
Age:  38                                                                     LPM.


Paul Tobias                             Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief Operating
Suite 300                                                                    Officer of the Advisor (since April
Birmingham, MI 48009                                                         1995); Executive Vice President of the
Age:  48                                                                     Advisor (April 1995 to February 1998);
                                                                             Executive Vice President, Comerica,
                                                                             Inc. (October 1990 through April 1995).

Gerald Seizert                          Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief
Suite 300                                                                    Investment Officer/Equities of the
Birmingham, MI 48009                                                         Advisor (since April 1995); Executive
Age:  46                                                                     Vice President of the Advisor (April
                                                                             1995 to February 1998); Managing Director
                                                                             (1991 to 1995), Director (1992 to 1995), and
                                                                             Vice President (1984 to 1991) of Loomis,
                                                                             Sayles and Company, L.P.

Elyse G. Essick                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Marketing of the Advisor (since
Suite 300                                                                    January 1995).
Birmingham, MI 48009
Age:  40

James C. Robinson                       Vice President                       Vice President and Chief Investment
480 Pierce Street                                                            Officer/Fixed Income of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age:  37

Leonard J. Barr                         Vice President                       Vice President and Director of Core
480 Pierce Street                                                            Equity Research of the Advisor (since
Suite 300                                                                    January 1995); Director and Senior
Birmingham, MI 48009                                                         Vice President, MCM (since 1988);
Age:  54                                                                     Director of LPM.

Ann F. Putallaz                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Fiduciary Services of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age: 53



Lisa A. Rosen                           Secretary, Assistant Treasurer       General Counsel of the Advisor (since
480 Pierce Street                                                            May 1996); Counsel, First Data
Suite 300                                                                    Investor Services Group, Inc. (June
Birmingham, MI 48009                                                         1994 to May 1996).
Age:  31

Therese Hogan                           Assistant Secretary                  Director, State Regulation Department,
53 State Street                                                              First Data Investor Services Group
Boston, MA 02109                                                             (since June 1994).
Age:  37

---------------
+ Individual holds same position with The Munder Funds, Inc., ("Munder"), The Munder Funds Trust (the "Trust") and Munder Framlington Funds Trust ("Framlington Trust") each a registered investment company.

*        "Interested person" of the Company, as defined in the 1940 Act.


         Directors who are not interested persons of the Company and Munder and Trustees who are not interested persons of the Trust and Framlington Trust receive an aggregate fee from the Company, the Trust, Munder and Framlington Trust for service on those organizations' respective Boards, comprised of an annual retainer fee of $30,000 and a fee of $2,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Company, the Trust, Munder and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1998.

-------------------------------------------------------------------------------------------------------------------------------
                              Charles W. Elliot    John Rakolta,      Thomas B.     David J.      Dr. Joseph     Thomas D.
                              Chairman,            Jr. Vice           Bender        Brophy        E. Champagne   Eckert
                              Trustee and          Chairman,          Trustee and   Trustee and   Trustee and    Trustee and
                              Director             Trustee and        Director      Director      Director       Director
                                                   Director
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Company                   $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Trust                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
Framlington                   $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
St. Clair                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Pension Retirement Benefits
Accrued as Part of Fund
Expenses                      None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Estimated Annual Benefits
upon Retirement               None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Total from the Fund Complex
                              $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------

         No officer, director or employee of the Advisor, Comerica Bank, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent, as defined below currently receives any compensation from the Company. As of April ____, 1999, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


         INVESTMENT ADVISOR. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, Old MCM, and Munder Group, LLC. WAM and WAM II are wholly owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly held bank holding company.

         The Investment Advisory Agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.


         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .35% of average daily net assets of the Fund.

         For the period from commencement of operations on June 4, 1997 through December 31, 1997, the Advisor received fees in the amount of $52,118.


         For the fiscal year ended December 31, 1998, the Advisor received fees in the amount of $______________.

         DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of Fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


         DISTRIBUTION SERVICES ARRANGEMENTS. The Fund has adopted a Service and Distribution Plan (the "Plan"), pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Service and Distribution Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of 0.10% of the value of average daily net assets of the Fund.

         During the period from commencement of operations on June 4, 1997 through December 31, 1997, the Fund paid the Distributor service fee in the amount of $37,266 and distribution fees in the amount of $14,890.


         During the fiscal year ended December 31, 1998, the Fund paid the Distributor service fee in the amount of $___________ and distribution fees in the amount of $___________.

         Under the Plan, the distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the distributor itself) and other financial institutions and organizations (collectively, the Service Organizations) who provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

         The Plan permits payments to be made by the Fund to the distributor for expenditures incurred by it in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution-related services for the Fund. The distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund of the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the distributor and accruals for interest on the amount of distribution expenses incurred by the distributor.


         Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.


         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.


         For the fiscal year ended December 31, 1998, the administration fees of State Street accrued were $_______ for the Fund.

         CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 46226, is the custodian of the Company's assets pursuant to a custody agreement (the "Custody Agreement"). The Custodian receives no compensation for such services. State Street (the "Sub-Custodian) serves as sub-custodian to the Fund pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Custodian, Company and State Street. State Street is also the sub-custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Company's Board of Directors concerning the Fund's operations.


         First Data Investor Services Group, Inc. ("Investor Services Group" or the "Transfer Agent") located at 53 State Street, Boston, Massachusetts 02109 serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.


         OTHER INFORMATION PERTAINING TO ADMINISTRATION, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. As stated in the Prospectus, the Administrator, the Transfer Agent and the Sub-Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Sub-Custodian Contract and the Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator, the Sub-Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.


                             PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, the Advisor determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, nor would the receipt of such information reduce the Advisor's fees. Such information may be useful to the Advisor in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

         The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

         Investment decisions for the Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Advisor. Such accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

         The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

         Except as noted in this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

         Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund Shares, including trust accounts. Investors purchasing Fund Shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.


         The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its Shares.


         In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its Shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                 NET ASSET VALUE

         The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.


         In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Adviser will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

         The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per Share calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming shares in kind.


                                      YIELD

         The Fund's annual standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         Based on the foregoing computations, for the seven-day period ended December 31, 1998 the Fund's annualized yield was ____% and the effective yield was ______%.


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

         From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES


         The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         GENERAL. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.


         Certain debt instruments acquired by the Fund may include "original issue discount" or "market discount." As a result, the Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

         Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.


         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."


         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign as well as U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         The foregoing general discussion of Federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


         CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as

"Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         DISPOSITION OF SHARES. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.


         CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.


                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

         Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and nonassessable. In the event of a liquidation or dissolution of the Company, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Company's other Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of a Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of the Portfolio in the matter are identical to the interests of the Company's other Portfolios or that the matter does not affect any-interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by shareholders of the Company voting together without regard to class.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.


         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other Portfolios, if any, (voting together without regard to class).

                                  MISCELLANEOUS

         COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Company.

         INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.


         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April _____, 1999 the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:


                                             Percentage of Total
           Name and Address                   Shares Outstanding
           ----------------                   ------------------




         BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities or banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.


         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any shareholder of the Fund.


         SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

         This Statement of Additional Information and the Fund's Prospectus do not contain all the information included in the, Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS


         [The financial statements of the Fund including the notes thereto dated December 31, 1998 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Fund dated December 31, 1998. The information under the caption "Financial Highlights" of the Fund for the period from commencement of operations through December 31, 1998 appearing in the Prospectus dated April 30, 1999 has been derived from the financial statements audited by Ernst & Young LLP.]

                                    APPENDIX

                              - Rated Investments -

CORPORATE BONDS


         From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From Standard & Poor's Corporation ("S&P") description of its bond ratings:


         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER


         The rating "PRIME-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "PRIME-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."






         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                        MUNDER S&P 500 INDEX EQUITY FUND
                       MUNDER S&P MIDCAP INDEX EQUITY FUND
                      MUNDER S&P SMALLCAP INDEX EQUITY FUND
                        MUNDER AGGREGATE BOND INDEX FUND
                           MUNDER FOREIGN EQUITY FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 1999



         St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, five of which are offered in this Statement of Additional
Information: Munder S&P 500 Index Equity Fund ("S&P 500 Index Equity Fund"), Munder S&P MidCap Index Equity Fund ("MidCap Index Equity Fund"), Munder S&P SmallCap Index Equity Fund ("SmallCap Index Equity Fund"), Munder Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Munder Foreign Equity Fund ("Foreign Equity Fund") (collectively, the "Funds"). The Fund's investment advisor is Munder Capital Management.


         Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts subject to regulatory approval ("Contracts") issued by various life insurance companies (the "Insurers").


         This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated April 30, 1999 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated April 30, 1999. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Huntleigh Fund Distributors, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated April 30, 1999.


AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

                                TABLE OF CONTENTS

                                                                           Page

General........................................................................3
Fund Investments...............................................................3
Risk Factors and Special Consideration - Index Funds..........................14
Investment Limitations........................................................16

Temporary Defensive Position..................................................16
Directors and Officers........................................................17
Investment Advisory and Other Service Arrangements............................22
Control Person and Principal Holder of Securities.............................24
Portfolio Transactions........................................................24
Purchase and Redemption Information...........................................26
Net Asset Value...............................................................26
Performance Information.......................................................26

Taxes.........................................................................28
Additional Information Concerning Shares......................................31
Miscellaneous.................................................................32
Appendix A...................................................................A-1
Appendix B...................................................................B-1


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor, in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

         As stated in the Prospectus, the investment advisor of the Funds is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.


         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

         The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.


         BORROWING. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may, be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Borrowed funds are subject to interest costs which may or may not be offset by amounts earned on borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

         FOREIGN SECURITIES. The Foreign Equity Fund may invest in common stock of foreign issuers and American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System or the United States Over-the-Counter Market ("OTC"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The Aggregate Bond Index Fund may invest in international dollar-denominated bonds such as Yankee bonds, which are dollar denominated bonds issued in the U.S. by foreign banks and corporations.


         Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign domiciled companies comparable to the reports and ratings published about companies in the United States. Investments in companies domiciled in foreign countries may be subject to potentially higher risks than investments in the United States. These risks include (i) less social, political and economic stability (ii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iii) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy and (iv) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (I) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political and economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The economies of most of emerging markets and Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Funds currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.


         INTEREST RATE SWAP TRANSACTIONS. The Aggregate Bond Index Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by the Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal Income tax requirements may, however, limit the Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders

         The Aggregate Bond Index Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash. U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of the Fund's portfolio.


         The Aggregate Bond Index Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Fund will have contractual remedies pursuant to the agreements related to the transactions.


         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a larger number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


         INVESTMENT COMPANY SECURITIES. The Funds may invest in securities issued by other investment companies. The Foreign Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so called "country funds". In addition, the S&P 500 Index Equity Fund and the MidCap Index Equity Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.


         As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5%, of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.


         LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.


         MONEY MARKET INSTRUMENTS. As described in the Prospectus, the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of such Fund's total assets at the time of purchase.

         Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service ("S&P"), a division of McGraw-Hill Companies, Inc., or Moody's Investor Services, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal

Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


         OPTIONS. The Funds may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of their net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B of this Statement of Additional Information ("SAI").

         A call option for a particular security gives the purchaser of the option the right to buy and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.


         Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.


         In the case of writing a call option on a security the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its sub-custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security, or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its sub-custodian. The Funds may write call options that are not covered for cross-hedging purposes. Each of the Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.


         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Funds will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the

Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporate, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.


         In addition a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) could cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. See Appendix B to this SAI.

         REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System. any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously, monitor the creditworthiness of the seller under a repurchase agreement, and, will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Company's custodian (or subcustodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade debt securities designated on the books of the Funds or the Funds' sub-custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         RIGHTS AND WARRANTS. As stated in the Prospectus, each Fund (other than the Aggregate Bond Index Fund) may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         STOCK INDEX FUTURES, OPTIONS ON STOCK AND BOND INDICES AND OPTIONS ON STOCK AND BOND INDEX FUTURES CONTRACTS. The Funds (except the Aggregate Bond Index Fund) may purchase and sell stock index futures, and options on stock indices and stock index futures contracts and the Aggregate Bond Index Fund may purchase and sell bond index futures and options on bond indices and bond index futures contracts as a hedge against movements in the equity and bond markets, respectively.


         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery, of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.


         The Funds (except the Aggregate Bond Index Fund) may purchase and write call and put options on stock index futures contracts and the Aggregate Bond Index Fund may purchase and write call and put options on bond index futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Funds may purchase put options or write call options on stock and index futures (bond index futures in the case of the Aggregate Bond Index Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Funds intend to purchase.


         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts


         STRIPPED SECURITIES. The Aggregate Bond Index Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually, sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of these stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.


         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry, record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


         In addition, the Aggregate Bond Index Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "I0" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.


         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an I0 class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.


         U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentalities issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing

Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.


         VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor WILL consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Aggregate Bond Index Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by the Aggregate Bond Index Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.






         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.


         The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.



         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc. and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices.

         OTHER. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

         It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended (the "Act"), could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

              RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX FUNDS


         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the S&P 500 Index Equity Fund, MidCap Index Equity Fund, SmallCap Index Equity Fund (the "Equity Index Funds") and the Aggregate Bond Index Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Fund's respective corresponding Index , taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         With respect to the Equity Index Funds, a Fund does not expect to hold at any particular time, all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it be able to construct and maintain each Equity Index Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry, sector diversification of all issuers included in the corresponding index. This comparison is made because the

Advisor believes that, unless a Fund holds all stocks included in the corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place their concentration in certain industry sectors. As a result, event disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the corresponding index. Conversely, if smaller companies w-ere not purchased by the Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in a Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (exempt for cash holdings).

         Redemptions of a substantial number of shares of a Fund could reduce the number of issuers represented in the Fund's 'investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance, of the corresponding index.

         If an issuer drops in ranking, or is eliminated entirely from the corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by a Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, such securities might not be sold. These sales may result in lower prices for such securities than may be realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by a Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

         The Funds will invest primarily in the common stocks that constitute the Corresponding Index in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off' or other corporate reorganization of an issuer included in the Corresponding Index, securities that are themselves outside the Corresponding Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

         With respect to the Aggregate Bond Index Fund, the Fund will invest in a group of fixed income securities selected from the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") which are expected to perform similarly to the Index as a whole. The Aggregate Bond Index Fund will be unable to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. The Fund will however be constructed to approximately match the composition of the Aggregate Bond Index.

         As the Aggregate Bond Index Fund will invest primarily in fixed-income securities, the Fund is subject to interest rate, income, call, credit and prepayment risk (with respect to mortgage-backed securities.) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in the Fund's income due to falling market interest rates. Credit risk is the possibility that a bond issuer will fail to make timely- payments of either interest or principal to the Fund. Prepayment risk (for mortgage-backed securities) and call risk (for corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity requiring the Fund to invest the proceeds at generally lower interest rates.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         Each Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets(taken at market value at the time or purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

         2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money, or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations.

         6. Underwrite securities of other issuers, except insofar as the Fund may, be deemed an underwriter under the Act in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary, for the clearance of purchase and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

         9. Make investments for the purpose of exercising control of management;

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

         11. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated Investment Limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

         Additional investment restrictions adopted by each Fund which may be changed by the Board of Directors, provide that a Fund may not:

         1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable; or

         2. Invest in other investment companies except as permitted under the 1940 Act.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition. if a Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION


         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:




                                                                             PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   POSITIONS WITH COMPANY+              DURING PAST FIVE YEARS
---------------------                   -----------------------              ----------------------
Charles W. Elliott                      Director  and Chairman of the Board  Senior Advisor to the President,
1024 Essex Circle                       of Directors                         Western Michigan University (July 1995
Kalamazoo, MI 49008                                                          through December 1998); Executive Vice
Age:  67                                                                     President,  Administration & Chief
                                                                             Financial Officer, Kellogg Company
                                                                             (January 1987 through June 1995).
                                                                             Board of Directors, Steelcase
                                                                             Financial Corporation; Board of
                                                                             Directors, Enesco Group.

John Rakolta, Jr.                       Director  and Vice  Chairman of the  Chairman and Chief Executive Officer,
1876 Rathmor                            Board of Directors                   Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                   (construction company).
Age:  51

Thomas B. Bender                        Director                             Partner, Financial & Investment
5033 Wood Ridge Road                                                         Management Group.
Glen Arbor, MI 49636
Age:  65

David J. Brophy                         Director                             Professor, University of Michigan.
1025 Martin Place                                                            Director, River Place Financial
Ann Arbor, MI 48104                                                          Corporation.
Age:  62

Dr. Joseph E. Champagne                 Director                             Dean, University Center, Macomb
319 East Snell Road                                                          College (since September 1997);
Rochester, MI 48306                                                          Corporate and Executive Consultant
Age:  60                                                                     (since September 1995); Chancellor,
                                                                             Lamar University (September 1994 to
                                                                             September 1995).  Chairman of Board of
                                                                             Directors, Ross Operating Valve of
                                                                             Troy, Michigan.




Thomas D. Eckert                        Director                             President and Chief Executive Officer,
10726 Falls Pointe Drive                                                     Capital Automotive REIT (real estate
Great Falls, VA 22066                                                        investment trust specializing in
Age:  51                                                                     retail automotive properties) (since
                                                                             November1997); President and Chief
                                                                             Operating Officer, Mid-Atlantic
                                                                             Group of Pulte Home Corporation
                                                                             (developer of residential land and
                                                                             construction of housing units)
                                                                             (1983 to 1997).

Lee P. Munder*                          Director and President               Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                          February 1998); Chief Executive
Palm Beach, FL 33480                                                         Officer of the Advisor (1995 to 1998);
Age:  53                                                                     Chief Executive Officer, World Asset
                                                                             Management (1995 to 1998); Chief Executive
                                                                             Officer, MCM (predecessor of Advisor) (since
                                                                             1985); Director, LPM Investment Services,
                                                                             Inc. ("LPM"); Director, Capital Automotive
                                                                             REIT.

Terry H. Gardner                        Vice President,                      Vice President and Chief Financial
480 Pierce Street                       Chief Financial Officer              Officer of the Advisor (since 1993),
Suite 300                               and Treasurer                        Vice President and Chief Financial
Birmingham, MI 48009                                                         Officer, MCM (since 1993); Secretary,
Age:  38                                                                     LPM.

Paul Tobias                             Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief Operating
Suite 300                                                                    Officer of the Advisor (since April
Birmingham, MI 48009                                                         1995); Executive Vice President of the
Age:  48                                                                     Advisor (April 1995 to February 1998);
                                                                             Executive Vice President, Comerica,
                                                                             Inc. (October 1990 through April 1995).



Gerald Seizert                          Vice President                       Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief
Suite 300                                                                    Investment Officer/Equities of the
Birmingham, MI 48009                                                         Advisor (since April 1995); Executive
Age:  46                                                                     Vice President of the Advisor (April
                                                                             1995 to February 1998); Managing
                                                                             Director (1991 to 1995), Director
                                                                             (1992 to 1995), and Vice President
                                                                             (1984 to 1991) of Loomis, Sayles
                                                                             and Company, L.P.

Elyse G. Essick                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Marketing of the Advisor (since
Suite 300                                                                    January 1995).
Birmingham, MI 48009
Age:  40

James C. Robinson                       Vice President                       Vice President and Chief Investment
480 Pierce Street                                                            Officer/Fixed Income of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age:  37

Leonard J. Barr                         Vice President                       Vice President and Director of Core
480 Pierce Street                                                            Equity Research of the Advisor (since
Suite 300                                                                    January 1995); Director and Senior
Birmingham, MI 48009                                                         Vice President, MCM (since 1988);
Age:  54                                                                     Director of LPM.

Ann F. Putallaz                         Vice President                       Vice President and Director of
480 Pierce Street                                                            Fiduciary Services of the Advisor
Suite 300                                                                    (since January 1995).
Birmingham, MI 48009
Age: 53

Lisa A. Rosen                           Secretary, Assistant Treasurer       General Counsel of the Advisor (since
480 Pierce Street                                                            May 1996); Counsel, First Data
Suite 300                                                                    Investor Services Group, Inc. (June
Birmingham, MI 48009                                                         1994 to May 1996).
Age:  31

Therese Hogan                           Assistant Secretary                  Director, State Regulation Department,
53 State Street                                                              First Data Investor Services Group
Boston, MA 02109                                                             (since June 1994).
Age:  37


+ Individual holds same position with The Munder Funds, Inc., ("Munder"), The Munder Funds Trust (the "Trust") and Munder Framlington Funds Trust ("Framlington Trust") each a registered investment company.
*        "Interested person" of the Company, as defined in the 1940 Act.


         Directors who are not interested persons of the Company and Munder, and Trustees who are not interested persons of the Trust and Framlington Trust, receive an aggregate fee from the Company, the Trust, Munder and Framlington Trust for service on those organizations' respective Boards, comprised of an annual retainer fee of $30,000 and a fee of $2,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Company, the Trust, Munder and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1998.

----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
                              Charles W. Elliot    John Rakolta,      Thomas B.     David J.      Dr. Joseph     Thomas D.
                              Chairman,            Jr. Vice           Bender        Brophy        E. Champagne   Eckert
                              Trustee and          Chairman,          Trustee and   Trustee and   Trustee and    Trustee and
                              Director             Trustee and        Director      Director      Director       Director
                                                   Director
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Company                   $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
the Trust                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
Framlington                   $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Aggregate Compensation from
St. Clair                     $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Pension Retirement Benefits
Accrued as Part of Fund
Expenses                      None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Estimated Annual Benefits
upon Retirement               None                 None               None          None          None           None
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------
Total from the Fund Complex
                              $                    $                  $             $             $              $
----------------------------- -------------------- ------------------ ------------- ------------- -------------- --------------

         No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of April ____, 1999, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Funds of the Company.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


         INVESTMENT ADVISOR. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, MCM and Munder Group, LLC. WAM and WAM II are wholly owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly held bank holding company.

         The Investment Advisory Agreement between the Advisor and the Company with respect to the Funds (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computer daily and payable monthly at an annual rate of .05% of average daily net assets of the Fund.

         DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis to separate accounts of the Insurers. The Distributor's principal offices are located at South Central Avenue, Suite 300, St. Louis, Missouri 63141.

         SHAREHOLDER SERVICING ARRANGEMENTS. Under Rule 12b-1 of the 1940 Act, the Funds have adopted a Shareholder Servicing Plan (the "Plan") under which the Distributor, Insurers, and other dealers that offer the Contracts may be paid by the Funds in connection with providing shareholder services to the Contractowners. Under the Plan, each Fund may incur such shareholder servicing expenses in amounts up to an annual rate of .25% of the average daily net assets of each Fund.

         The services provided by the Service Organizations under the Plan may include execution and processing of orders from Insurers; processing purchase, exchange and redemption requests furnished to the Insurers by the Contractowners; placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds; providing statements of additional information and information periodically showing positions in Fund shares; and providing such other personal and account maintenance services as may reasonably be requested by the Funds.

         Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street" or the "Administrator") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.


         CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of each Fund pursuant to a custody agreement ("Custody Agreement") with the Company. The Custodian receives no compensation for its services. State Street (the "Sub-Custodian") serves as the sub-custodian to the Funds pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Custodian, Company and State Street. State Street is also the sub-custodian with respect to the custody of foreign securities held by certain of the Funds. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations.

         First Data Investor Services Group Inc. ("Investor Services Group" or the "Transfer Agent") located at 53 State Street, Boston, Massachusetts 02109 serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund,
(ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

         OTHER INFORMATION PERTAINING TO ADMINISTRATION AND TRANSFER AGENCY AGREEMENTS. Except as noted in this SAI, the Funds' service contractors bear all expenses in connection with the performance of its services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; shareholder servicing fees; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.


                CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES

         The separate accounts of the Insurers are the sole shareholders of the Funds and therefore are considered to be control persons of the Funds.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.


         Over-the-counter issues, including corporate debt and government securities are normally traded through dealers on a "net" basis (i.e., commission) or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


         The Funds may participate, if and when practicable. In bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foreign entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the equitable price or value of the security as far as the Funds are concerned. In other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.


         The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.


                       PURCHASE AND REDEMPTION INFORMATION


         Purchases and redemptions are discussed in the Funds' Prospectus and such information is incorporated herein by reference.


         PURCHASES. Each Fund's shares are continuously offered to the Insurers' separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Insurer. The Funds and the Distributor reserve the right to reject any purchase order for shares of the Funds.


         OTHER REDEMPTION INFORMATION. Payments for redeemed shares will ordinarily be made within seven (7) business days after the Funds receive a redemption order from the relevant Insurer. The redemption price will be the net asset value per share next determined after the Insurer receives the Contractowner's request in proper form. The Company, reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by the SEC, or the NYSE is closed other than for customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

         Redemption proceeds are normally paid in cash, however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from portfolio of the Fund, in lieu of cash, in conformity with applicable, rules of the SEC. If shares are redeemed in kind. the redeeming Shareholder might incur transaction costs in converting the assets into cash. Each Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90 day period for any one Shareholder.

         The prospectus(es) for the Insurers' variable annuities describe the allocation, transfer and withdrawal provisions of such annuities.

                                 NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Company may employ organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to existing or prospective owners of the Insurers' Contracts. These performance figures are calculated in the following manner:

Yield


         The Aggregate Bond Index Fund's 30 day (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method described by the SEC for mutual funds:

                                                 6
                           YIELD = 2 [( a-b + 1)   - 1]
                                        ---
                                        cd

Where:            a =      dividends and interest earned by a Fund during the
                           period;
                  b =      expenses accrued for the period (net of expense
                           reimbursements and waivers);
                  c =      average daily number of shares outstanding during the
                           period entitled to receive dividends;
                  d =      maximum offering price per share on the last day of
                           the period.


         For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the- maturity date. For the purpose of computing yield on equity securities held by- the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

AVERAGE ANNUAL TOTAL RETURN

         A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                n
                      P (1 + T)   = ERV
         Where:
                      P            = hypothetical initial payment of $1,000;

                      T            = average annual total return;

                      n            = number of years and portion of a year

                      ERV          = ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);


AGGREGATE TOTAL RETURN

         A Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                             (ERV) - 1
                                             -----
                  Aggregate Total Return  =    P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment rates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the period is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.


         From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. For example, the Funds' may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market Funds, or to the data prepared by, Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.


                                      TAXES


         The following summarizes certain additional Federal and state income tax considerations generally, affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         Each Fund will elect to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Fund generally is exempt from Federal Income tax on its net investment income and realized capital gains which it distributes to the separate accounts, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt, interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including "original issue discount" and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.


         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer,) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer

(other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Repurchase agreements collateralized by U.S. treasury securities are not treated for purposes of the diversification requirement described in this paragraph as U.S. Government securities.


         Certain debt instruments acquired by a Fund may include an "original issue discount" or a "market discount." As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed above, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary-income to the extent that market discount accrued during the Fund's ownership of that instrument.


         Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to the separate accounts as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sole exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares.

         If for any taxable year a Fund does not qualify as a registered investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.


         The Internal Revenue Code imposes a non-deductible excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         To comply with regulations under Section 817(h) of the Internal Revenue Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Internal Revenue Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by.

those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.


         The foregoing general discussion of Federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly, change the conclusions expressed herein, and such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.


         Shares of Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and nonassessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relating net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.


         Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by,-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

         Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors except as set forth above, the directors will continue to hold office and may appoint successor directors meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of The Funds and the Company's other Funds, if any (voting together without regard to class).

                                                 MISCELLANEOUS


         COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.


         INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, 02116, serves as the Company's independent auditors.


         SHAREHOLDER APPROVALS. As used in this SAI and in the Prospectus, a "majority of the outstanding voting shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


         BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously, engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable bank laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding compared may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could present these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                                   APPENDIX A

- RATED INVESTMENTS -

CORPORATE BONDS


         From MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


         "BB," "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER


         The rating "PRIME-1" is the highest commercial paper rating assigned by MOODY'S. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "PRIME-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."


         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                                   APPENDIX B

         The Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

1.       INTEREST RATE FUTURES CONTRACTS

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally, within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a specified price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

         DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         EXAMPLE OF FUTURES CONTRACT SALE. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concern with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 98 to 93.

         In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation cash and futures prices below.

         The Advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         EXAMPLE OF FUTURES CONTRACT PURCHASE. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Advisor believes that because of an anticipated fall in interest rates, the prices will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same
time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

         The Advisor could be wrong in its forecast of interest rates, long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio. Including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction. expenses would also be incurred.

II.  INDEX FUTURES CONTRACTS


         GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.


         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         EXAMPLES OF STOCK INDEX FUTURES TRANSACTIONS. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE:  Buy the Future
                  Hedge Objective:  Protect Against Increasing Price

PORTFOLIO                                                        FUTURES
---------                                                        -------
                                                                 -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities                   Buying 1 Index Futures at 125
                                                                 Value of Futures = $62,500/Contract

                                                                 -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000                 Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                              Value of Futures = $65,000/Contract
                                                                 Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                   Value of the Portfolio
                   Factors:

                   Value of Stock Portfolio = $1,000,000
                   Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

PORTFOLIO                                                        FUTURES
---------                                                        -------
                                                                 -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities               Sell 16 Index Futures at 125
                                                                 Value of Futures = $1,000,000

                                                                 -Day Hedge is Lifted-
Equity Securities - Own Stock                                     Buy 16 Index Futures at 120
    with Value = $960,000                                         Value of Futures = $960,000
Loss in Portfolio Value = $40,000                                 Gain on Futures = $40,000

III.  MARGIN PAYMENTS


         Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.


IV.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS


         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurrs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.


         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  OPTIONS ON FUTURES CONTRACTS


         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


VI.  OTHER MATTERS

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION



Item 23.                   Exhibits
                           ----------

         (a)      (1)      Articles of Incorporation are incorporated herein
                           by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (2) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (3) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (4) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (5) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (6) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (7) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (8) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (9) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (10) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (11) Articles Supplementary to Registrant's Articles of Incorporation with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (12) Certificate of Correction with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (13) Articles Supplementary to Registrant's Articles of Incorporation with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (b) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 29, 1990.

         (c)      Not Applicable.

         (d) Investment Advisory Agreement among Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund, Munder Aggregate Bond Index Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

         (e)      (1)      Distribution Agreement among Registrant and Funds
                           Distributor Inc. with respect to the Liquidity Plus
                           Money Market Fund is filed herein.

                  (2) Distribution Agreement among Registrant and Funds Distributor, Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

                  (3) Form of Distribution Agreement among Registrant and Huntleigh Fund Distributors, Inc. with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

         (f)      Not Applicable.

         (g)      (1)      Custody Agreement among Registrant and Comerica
                           Bank with respect to Liquidity Plus Money Market
                           Fund, Munder S&P 500 Index Equity Fund, Munder S&P
                           MidCap Index Equity Fund, Munder S&P SmallCap Index
                           Equity Fund, Munder Foreign Equity Fund and Munder
                           Aggregate Bond Index Fund is filed herein.

                  (2) Form of Notice to Custody Agreement among Registrant and Comerica Bank with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

                  (3) Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

         (h)      (1)      Administration Agreement among Registrant and
                           State Street Bank and Trust Company with respect to
                           Munder S&P 500 Index Equity Fund, Munder S&P MidCap
                           Index Equity Fund, Munder S&P SmallCap Index Equity
                           Fund, Munder Aggregate Bond Index Fund, Munder
                           Foreign Equity Fund, Liquidity Plus Money Market
                           Fund, Munder Institutional S&P 500 Index Equity Fund,
                           Munder Institutional S&P MidCap Index Equity Fund,
                           Munder Institutional S&P SmallCap Index Equity Fund,
                           Munder Institutional Short Term Treasury Fund and
                           Munder Institutional Money Market Fund is filed herein.

                  (2) Form of Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to

                           Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (4) Form of Notice to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

                  (5) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is filed herein.

                  (6) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is filed herein.

                  (7) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is filed herein.

                  (8) Form of Participation Agreement among Registrant, Kemper Investors Life Insurance Company and Huntleigh Fund Distributors, Inc. with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

                  (9) Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (i)      (1)      Opinion and consent of counsel for Liquidity Plus
                           Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
                           Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (2) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (3) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (j) (1) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 27, 1998.

                  (2) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 27, 1998.

         (k)      Not Applicable.

         (l)      Not Applicable.

         (m)      (1)      Service and Distribution Plan of the Liquidity Plus
                           Money Market Fund is filed herein.

                  (2) Service Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

         (n)      Financial Data Schedule to be filed by amendment.

         (o)      Not Applicable.


Item 24.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------

                  Not Applicable.


Item 25.          Indemnification
                  -------------------

                  Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-Laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.          Business and Other Connections of Investment Advisor
                  ----------------------------------------------------

                  Munder Capital Management

              NAME                          POSITION WITH ADVISOR
              ----                          ---------------------
              Old MCM, Inc.                 Partner
              Munder Group LLC              Partner
              WAM Holdings, Inc.            Partner
              WAM Holdings II, Inc.         Partner
              Lee P. Munder                 Chairman

              NAME                          POSITION WITH ADVISOR
              ----                          ---------------------
              Leonard J. Barr, II           Senior Vice President and Director of Research
              Clark Durant                  Vice President and Co-Director of The Private Management Group
              Terry H. Gardner              Vice President and Chief Financial Officer
              Elyse G. Essick               Vice President and Director of Client Services
              Sharon E. Fayolle             Vice President and Director of Money Market Trading
              Otto G. Hinzmann              Vice President and Director of Equity Portfolio Management
              Anne K. Kennedy               Vice President and Director of Corporate Bond Trading
              Richard R. Mullaney           Vice President and Director of The Private Management Group
              Ann F. Putallaz               Vice President and Director of Fiduciary Services
              Peter G. Root                 Vice President and Director of Government Securities Trading
              Lisa A. Rosen                 General Counsel and Director of Mutual Fund Operations
              James C. Robinson             Vice President and Chief Investment Officer/Fixed Income
              Gerald L. Seizert             Chief Executive Officer and Chief Investment Officer/Equity
              Paul D. Tobias                Chief Executive Officer and Chief Operating Officer

          For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-32415.

Item 27.          Principal Underwriters.
                  ---------------------------

         (a) With respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund:
                  Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies:

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.

                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds JP Morgan Institutional Funds
                  JP Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  Kobrick-Cendant Investment Trust
                  LaSalle Partners Funds, Inc.
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds
                  The Montgomery Funds II
                  The Munder Funds, Inc.
                  The Munder Funds Trust
                  The Munder Framlington Funds Trust
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income & Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Series Fund, Inc.
                  The Skyline Funds
                  Waterhouse Investor Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  With respect to the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund: Huntleigh Fund Distributors, Inc., ("Huntleigh"), located at 222 South Central Avenue, Suite 300, St. Louis, Missouri 63141. Huntleigh does not act as principal underwriter to any other investment company other than the Registrant.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                  Director, President and Chief Executive Officer                    -Marie E. Connolly
                  Executive Vice President                                           -George A. Rio
                  Executive Vice President                                           -Donald R. Roberson
                  Executive Vice President                                           -William S. Nichols
                  Senior Vice President                                              -Michael S. Petrucelli
                  Senior Vice President, General Counsel, Chief Compliance           -Margaret W. Chambers
                  Officer, Secretary and Clerk
                  Director, Senior Vice President, Treasurer and Chief Financial     -Joseph F. Tower, III
                  Officer
                  Senior Vice President                                              -Paula R. David
                  Senior Vice President                                              -Bernard A. Whalen
                  Senior Vice President                                              -Allen B. Closser

                  Chairman and Director                                              -William J. Nutt

                  The information required by this Item 27(b) with respect to each director, officer or partner of Huntleigh is incorporated by reference to Schedule A of Form BD filed by Huntleigh with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934. (SEC File No. 2-21442).

         (c)      Not Applicable.

Item 28.          Location of Accounts and Records
                  --------------------------------

                  The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

                  (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

                  (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 or 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian);

                  (4) Huntleigh Fund Distributors, Inc., 222 South Central Avenue, Suite 300, St. Louis, Missouri 63105 (records relating to its function as distributor of the Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index
                           Fund);

                  (5) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor); and

                  (6) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian).

Item 29.          Management Services
                  -------------------

                  None.

Item 30.          Undertakings
                  ------------

                  Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 29 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 1st day of March, 1999.


ST. CLAIR FUNDS, INC.

By:      *
   ---------------------------------
          Lee P. Munder

* By:    /S/ CYNTHIA SURPRISE
     -------------------------------
         Cynthia Surprise
         as Attorney-in-Fact

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


SIGNATURES                                           TITLE                      DATE
----------                                           -----                      ----

*                                                    Director and               March 1, 1999
 --------------------------                          President
 Lee P. Munder

*                                                    Director                   March 1, 1999
 --------------------------
 Charles W. Elliott

*                                                    Director                   March 1, 1999
 --------------------------
 Joseph E. Champagne

*                                                    Director                   March 1, 1999
 --------------------------
 Thomas B. Bender

*                                                    Director                   March 1, 1999
 --------------------------
 Thomas D. Eckert

*                                                    Director                   March 1, 1999
 --------------------------
 John Rakolta, Jr.

*                                                    Director                   March 1, 1999
 --------------------------
 David J. Brophy


*                                                    Vice President,            March 1, 1999
 --------------------------                          Treasurer and
 Terry H. Gardner                                    Chief Financial Officer



*By:   /S/ CYNTHIA SURPRISE
 --------------------------
         Cynthia Surprise
         as Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT NO.                   DESCRIPTION
-----------                   -----------
99(d)                         Investment Advisory Agreement among Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund,
                              Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
                              Foreign Equity Fund and Munder Aggregate Bond Index Fund, Munder Institutional S&P 500
                              Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder
                              Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury
                              Fund and Munder Institutional Money Market Fund

99(e)(1)                      Distribution Agreement among Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund

99(e)(2)                      Distribution Agreement among Registrant and Funds Distributor, Inc. with respect to
                              Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index
                              Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional
                              Short Term Treasury Fund and Munder Institutional Money Market Fund

99(g)(1)                      Custody Agreement among Registrant and Comerica Bank with respect to Liquidity Plus
                              Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index
                              Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and
                              Munder Aggregate Bond Index Fund

99(g)(3)                      Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and
                              Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap
                              Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index
                              Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder
                              Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity
                              Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short
                              Term Treasury Fund and Munder Institutional Money Market Fund

99(h)(1)                      Administration Agreement among Registrant and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund,
                              Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder
                              Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500
                              Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder
                              Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury
                              Fund and Munder Institutional Money Market Fund

99(h)(5)                      Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data
                              Investor Services Group, Inc.



99(h)(6)                      Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data
                              Investor Services Group, Inc.

99(h)(7)                      Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data
                              Investor Services Group, Inc.

99(m)(1)                      Service and Distribution Plan of the Liquidity Plus Money Market Fund
